Vanguard® Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (97.0%)
Alabama (1.5%)
	Alabama GO	4.000%	11/1/30	6,195	7,064
	Alabama GO	4.000%	11/1/31	6,445	7,332
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/39	1,135	1,490
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	2,035	2,766
	Auburn University College & University Revenue	5.000%	6/1/48	10,000	12,329
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	300	400
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	325	432
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	695	849
	Birmingham AL GO, Prere.	5.000%	3/1/23	2,500	2,694
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	5,010	6,200
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	7,145	8,842
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	23,975	27,359
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	5,000	5,823
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	4,000	4,321
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	28,915	36,413
	Huntsville AL GO	5.000%	5/1/32	3,190	4,009
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	5,000	5,900
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	3,000	3,710
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	10,195
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	11,823
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,545	18,212
[3,4]	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/23	0.000%	10/1/42	12,500	12,890
[4]	Jefferson County AL Sewer Revenue, 7.750% coupon rate effective 10/1/23	0.000%	10/1/46	1,100	1,136
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	4,200	4,795
	Montgomery AL GO	5.000%	12/1/33	475	638
	Selma Industrial Development Board Industrial Revenue	5.375%	12/1/35	2,000	2,031

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	5,115	5,579
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	6,335	6,940
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	25,300	30,486
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	7,040	8,640
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	4,505	5,471
[1]	University of South Alabama College & University Revenue	5.000%	10/1/29	1,000	1,241
[1]	University of South Alabama College & University Revenue	5.000%	10/1/30	1,020	1,262
[1]	University of South Alabama College & University Revenue	5.000%	10/1/31	1,000	1,234
[1]	University of South Alabama College & University Revenue	5.000%	10/1/32	750	923
[1]	University of South Alabama College & University Revenue	5.000%	10/1/33	1,435	1,762
					263,191
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	6,620	7,817
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	1,000	1,233
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/28	3,995	4,718
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.500%	10/1/41	6,000	6,045
					19,813
Arizona (1.6%)
	Arizona Board of Regents College & University Revenue	4.000%	7/1/38	1,250	1,526
	Arizona Board of Regents College & University Revenue	5.000%	7/1/43	4,000	5,222
[5]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/48	3,200	3,748
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	1,000	1,279
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,960	2,535
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/30	2,000	2,681
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	1,000	1,369
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,250	1,436
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,694
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,456
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,840
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	2,500	3,020
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,000	5,562

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona State University College & University Revenue	5.000%	7/1/37	1,000	1,129
	Buckeye AZ Sales Tax Revenue	5.000%	7/1/35	4,480	5,243
	Buckeye AZ Sales Tax Revenue	5.000%	7/1/43	11,690	13,498
	Glendale IDA Student Loan Revenue	5.000%	5/15/28	1,350	1,718
	Glendale IDA Student Loan Revenue	5.000%	5/15/29	500	651
	Glendale IDA Student Loan Revenue	5.000%	5/15/30	1,050	1,379
	Glendale IDA Student Loan Revenue	5.000%	5/15/31	425	551
	Glendale IDA Student Loan Revenue	5.000%	5/15/32	525	678
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/48	1,350	1,589
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	1,500	1,849
[5]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	3,500	4,111
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/55	11,535	13,146
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	6,123
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	4,000	4,993
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	5,000	6,064
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/34	545	665
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/35	350	426
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/36	500	608
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/37	600	727
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/38	750	908
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/39	600	727
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/33	200	248
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/34	200	247
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/35	250	309
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/37	250	306
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/40	500	608
	Mesa AZ Utility System Water Revenue	4.000%	7/1/31	7,275	8,403
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	5,515	6,638
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	3,025	3,485
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	7,060	8,942
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/31	3,080	3,923
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/32	3,000	3,811
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/33	2,135	2,705
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/34	2,030	2,566
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/35	2,100	2,650
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/36	3,025	3,809
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/37	3,350	4,209
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/38	3,440	4,314
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/37	3,750	4,545
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/42	3,000	3,606
	Pinal County Electric District No. 3 Electric Power & Light Revenue	4.000%	7/1/32	1,035	1,173

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	1,155	1,502
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	7,500	9,868
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/32	13,000	17,425
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	3,155	3,834
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	5,925	6,865
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	10,045	12,596
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/35	10,020	12,540
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	2,220	2,552
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/27	820	1,029
	University of Arizona College & University Revenue	5.000%	6/1/33	1,880	2,568
	University of Arizona College & University Revenue	5.000%	6/1/34	1,500	2,042
	University of Arizona College & University Revenue	5.000%	6/1/35	1,655	2,244
	University of Arizona College & University Revenue	5.000%	6/1/36	1,500	2,028
	University of Arizona College & University Revenue	5.000%	6/1/37	2,235	3,012
	University of Arizona College & University Revenue	5.000%	6/1/38	3,200	4,302
	University of Arizona College & University Revenue	5.000%	6/1/39	4,000	5,364
	University of Arizona College & University Revenue	5.000%	6/1/40	2,000	2,676
	University of Arizona College & University Revenue	5.000%	6/1/41	2,000	2,669
	University of Arizona College & University Revenue	5.000%	6/1/42	2,515	3,016
					265,780
Arkansas (0.1%)
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	550	553
	Rogers School District No. 30 GO	3.000%	2/1/30	4,660	4,970
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/33	1,895	2,125
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/34	2,360	2,644
	University of Arkansas College & University Revenue	5.000%	11/1/31	2,170	2,439
	University of Arkansas College & University Revenue	5.000%	11/1/32	2,855	3,206
					15,937
California (11.3%)
[7]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	5,000	4,372
[8]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/31	8,450	7,239
[8]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/33	12,130	9,906
	Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	13,378

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.250%	12/1/29	8,300	9,271
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/42	6,715	7,786
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	4,855	5,600
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	3,500	4,139
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	15,000	17,479
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	15,000	17,022
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	4,000	4,581
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	1,192
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	30	35
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	3,000	3,470
	California Educational Facilities Authority College & University Revenue	4.000%	1/1/39	10,000	11,216
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/45	14,000	16,164
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	6,050	9,457
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	3,000	4,732
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	13,550	21,919
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/49	5,000	5,903
	California GO	5.000%	10/1/29	5,000	5,736
	California GO	5.000%	10/1/30	12,600	14,451
	California GO	5.000%	9/1/31	15,050	18,369
[3]	California GO	5.250%	8/1/32	6,010	8,542
	California GO	5.000%	3/1/33	3,000	3,985
	California GO	5.000%	4/1/33	5,545	6,221
	California GO	4.000%	8/1/33	5,000	5,815
	California GO	5.000%	8/1/33	16,100	19,521
	California GO	5.000%	8/1/34	5,025	5,925
	California GO	5.000%	8/1/35	1,170	1,417
	California GO	5.000%	9/1/35	13,255	16,096
	California GO	5.000%	10/1/35	2,190	2,621
	California GO	4.000%	3/1/36	2,000	2,456
	California GO	5.000%	9/1/36	3,250	3,418
	California GO	3.000%	10/1/36	5,400	6,071
	California GO	3.000%	10/1/37	4,750	5,298
	California GO	3.000%	11/1/40	4,500	5,015
[6]	California GO	5.000%	9/1/41	5,000	6,728
	California GO	3.000%	11/1/41	5,500	6,098
	California GO	4.000%	11/1/41	6,750	7,655
	California GO	5.000%	9/1/42	11,360	11,939
	California GO	5.000%	2/1/43	5,500	5,886
	California GO	5.000%	4/1/43	1,000	1,078
	California GO	5.000%	11/1/43	5,075	5,610
	California GO	5.000%	12/1/43	8,250	9,153
	California GO	5.000%	8/1/45	7,280	8,508
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,000	2,184
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,575	4,495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	5,000	5,730
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	1,115	1,365
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,600	3,026
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	10,000	11,655
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	4,050	4,809
[6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	3,000	3,503
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	1,555	1,896
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	10,435	11,258
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	4,965	5,974
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	5,763
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	5,000	6,164
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	7,950	9,800
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	15,000	17,740
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	5,000	6,007
[6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	19,260	22,381
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	20,000	23,905
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	10,000	10,506
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	29,100	34,930
	California Housing Finance Local or Guaranteed Housing Revenue	3.500%	11/20/35	3,980	4,742
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	13,800	14,814
[9]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.370%	8/1/24	1,500	1,500
[9]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.720%	6/1/26	1,000	1,013
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/31	2,075	2,457
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	2,235	2,653
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	8,000	9,012
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	4,560	5,497
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	5,000	6,027
[1]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/41	5,100	6,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	5,630	6,412
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	6,000	8,342
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	1,500	1,975
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,500	1,968
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	1,000	1,310
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	2,000	2,613
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/30	1,320	1,474
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/31	1,000	1,335
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/32	7,280	8,090
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/33	1,395	1,848
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/34	1,500	1,980
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/37	14,705	15,183
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/37	5,000	5,286
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/38	1,250	1,546
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/41	1,500	1,838
	California State University College & University Revenue	5.000%	11/1/34	2,020	2,509
	California State University College & University Revenue	5.000%	11/1/36	6,010	7,449
	California State University College & University Revenue	5.000%	11/1/37	1,025	1,349
	California State University College & University Revenue	5.000%	11/1/38	2,100	2,495
	California State University College & University Revenue	5.000%	11/1/42	5,000	6,165
	California State University College & University Revenue	5.000%	11/1/43	3,190	3,782
	California State University College & University Revenue	5.000%	11/1/45	1,020	1,229
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	24,250	25,031
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	2,500	2,989
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	4.000%	7/1/48	4,000	4,570
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,315	11,079
[3]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	6,200	7,191
	Castro Valley Unified School District GO	4.000%	8/1/46	5,250	6,036
	Chabot-Las Positas Community College District GO	4.000%	8/1/42	4,940	5,814

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chaffey Joint Union High School District GO	5.250%	8/1/47	3,290	4,058
[3]	Charter Oak Unified School District GO	5.000%	8/1/40	5,270	6,150
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,050	1,235
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/33	3,130	3,680
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/34	1,100	1,291
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/35	865	1,014
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/34	2,840	3,093
	Clovis Unified School District GO, Prere.	5.000%	8/1/23	2,390	2,623
[5]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	10,000	10,542
	Coast Community College District GO	3.000%	8/1/39	4,300	4,725
	Corona-Norco Unified School District GO, Prere.	5.000%	8/1/25	6,625	7,887
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	9/1/23	1,500	1,652
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	5,250	5,864
	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/56	2,000	2,079
[3]	East Side Union High School District GO	3.000%	8/1/34	4,600	5,053
	El Camino Community College District Foundation GO	4.000%	8/1/41	7,000	8,068
[3]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	1,480	1,667
	Elk Grove Unified School District GO	4.000%	8/1/48	21,670	24,682
	Escondido CA GO	5.000%	9/1/32	3,855	4,548
	Escondido CA Union School District GO	4.000%	8/1/47	7,500	8,581
	Foothill-De Anza Community College District GO	4.000%	8/1/34	2,185	2,526
	Foothill-De Anza Community College District GO	4.000%	8/1/35	2,000	2,305
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,625	1,853
	Foothill-De Anza Community College District GO	3.000%	8/1/38	750	855
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,875	2,132
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,702
	Foothill-De Anza Community College District GO, Prere.	5.000%	8/1/24	1,645	1,885
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/29	1,155	1,414
	Fresno Unified School District GO	3.000%	8/1/55	6,500	6,995
	Gavilan Joint Community College District GO	3.000%	8/1/45	10,215	11,125
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/51	1,750	1,899
	Gilroy Unified School District GO	4.000%	8/1/46	2,000	2,283
	Glendale CA Community College District GO	0.000%	8/1/33	1,405	1,120
	Glendale CA Community College District GO	5.000%	8/1/37	1,750	2,172
	Grossmont Union High School District GO	4.000%	8/1/29	1,775	2,066
	Grossmont Union High School District GO	4.000%	8/1/30	1,750	2,036
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	2,025	2,363
[3]	Hacienda La Puente County CA Unified School District COP	4.000%	6/1/45	5,855	6,983
	Hartnell CA Community College District GO	3.000%	8/1/48	3,000	3,230
[1]	Hayward Unified School District GO	4.000%	8/1/43	8,500	9,973
[3]	Hayward Unified School District GO	4.000%	8/1/45	12,000	14,235
[1]	Hayward Unified School District GO	4.000%	8/1/48	6,100	7,118
[3]	Hayward Unified School District GO	4.000%	8/1/50	18,000	21,264
[1]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/44	1,200	1,425

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/54	2,750	3,242
[1]	Jefferson Union High School District GO	5.000%	8/1/31	3,265	3,843
	Kern Community College District GO	3.000%	8/1/46	10,000	10,872
	Lodi CA Unified School District GO	2.000%	8/1/43	5,000	4,792
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/37	4,365	5,067
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/42	1,500	1,733
	Los Angeles CA Unified School District GO	3.000%	1/1/34	4,785	5,393
	Los Angeles CA Unified School District GO	5.000%	7/1/35	375	470
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	6,000	7,527
	Los Angeles CA Unified School District GO	5.000%	7/1/36	535	669
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	4,090	4,792
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	4,815	5,637
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	7,600	8,862
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	9,150	11,725
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	8,215	10,516
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	10,500	12,695
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/30	4,685	5,475
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/31	7,180	8,384
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/32	6,465	7,547
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,000	2,698
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,000	2,688
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,500	4,689
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	7,000	8,509
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,500	4,677
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	1,500	1,999
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,555	1,765
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,500	2,834
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	6,040	7,770
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	9,000	9,381
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	5,000	6,066
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	5,220	6,172
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	7,000	8,791
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	4,560	5,261
[1,6]	Lynwood CA Unified School District GO	3.000%	8/1/48	3,500	3,770
	Martinez Unified School District GO	4.000%	8/1/48	9,020	10,106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mesa Water District COP	4.000%	3/15/40	325	395
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	1,745	2,031
[9]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.160%	5/21/24	1,500	1,500
[9]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.160%	5/21/24	1,000	1,000
[9]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.160%	5/21/24	1,500	1,500
[7]	Modesto Irrigation District Electric Power & Light Revenue, ETM	6.500%	10/1/22	4,790	4,985
	Monterey Peninsula Unified School District GO	4.000%	8/1/41	5,000	5,645
	Monterey Peninsula Unified School District GO	4.000%	8/1/45	2,115	2,375
[4]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,025	3,605
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/40	350	419
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/55	4,930	5,749
	Newport Beach CA Health, Hospital, Nursing Home Revenue, Prere.	6.000%	12/1/21	3,500	3,568
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	5,520	6,725
	Oakland CA GO	5.000%	1/15/35	4,105	4,806
[3]	Oakland Unified School District GO	5.000%	8/1/30	1,000	1,181
	Oxnard Union High School District GO	5.000%	8/1/45	2,505	3,120
	Palomar Health GO	0.000%	8/1/37	5,415	3,851
[10]	Palomar Health GO	7.000%	8/1/38	10,000	14,303
[3,6]	Pittsburg Unified School District GO	4.000%	8/1/46	875	1,027
[3,6]	Pittsburg Unified School District GO	4.000%	8/1/51	1,000	1,171
	Poway Unified School District GO	0.000%	8/1/51	20,000	8,962
	Riverside Community College District GO, Prere.	5.000%	8/1/25	5,870	6,988
	Riverside Community College District GO, Prere.	5.000%	8/1/25	5,555	6,613
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.250%	11/1/40	8,330	9,891
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.250%	11/1/45	10,000	11,864
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/33	4,345	4,984
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/34	4,000	4,589
	Riverside County Transportation Commission Highway Revenue	5.750%	6/1/44	3,000	3,251
	Riverside County Transportation Commission Highway Revenue	5.750%	6/1/48	1,000	1,084
[8]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/28	15,815	14,319
[3]	Sacramento City Unified School District GO	4.000%	8/1/49	4,000	4,737
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	3,750	4,464
	San Bernardino County CA (Capital Facilities Projects) COP, ETM	6.875%	8/1/24	8,330	9,179
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	2,250	2,390

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	3,750	4,163
	San Diego CA Unified School District GO	0.000%	7/1/33	2,500	1,862
	San Diego CA Unified School District GO	0.000%	7/1/35	3,605	2,453
	San Diego CA Unified School District GO	0.000%	7/1/37	14,000	10,539
	San Diego CA Unified School District GO	4.000%	7/1/45	9,000	10,016
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,025	1,325
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,000	1,227
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	5,450	5,924
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	1,600	1,999
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/45	6,000	7,941
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/37	4,740	5,696
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/38	3,000	3,597
	San Dieguito Union High School District GO	4.000%	8/1/42	7,805	9,155
	San Dieguito Union High School District GO, Prere.	4.000%	8/1/25	4,960	5,697
	San Dieguito Union High School District GO, Prere.	4.000%	8/1/25	1,820	2,090
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/36	2,250	2,522
	San Francisco CA City & County COP	4.000%	9/1/34	5,085	5,451
[2,5]	San Francisco CA City & County Multi-Family Housing Revenue TOB VRDO	0.460%	8/5/21	25,000	25,000
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/30	7,675	9,007
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	8,225	10,074
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	7,500	9,178
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	8,585	10,029
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,145	7,643
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	2,000	2,243
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	7,000	8,381
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	9,700	11,873
	San Francisco Community College District GO	3.000%	6/15/45	3,850	4,143
	San Francisco Community College District GO	4.000%	6/15/45	4,665	5,567
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	5,000	6,039
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/51	3,450	4,521
	San Francisco Unified School District GO	4.000%	6/15/35	1,000	1,194
	San Francisco Unified School District GO	4.000%	6/15/36	2,505	2,985
	San Francisco Unified School District GO	3.000%	6/15/39	2,000	2,182
	San Francisco Unified School District GO	3.000%	6/15/40	2,000	2,167
[3]	San Jacinto Unified School District COP	5.000%	9/1/37	1,850	2,414
[3]	San Jacinto Unified School District COP	5.000%	9/1/39	1,020	1,325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	9,250	8,985
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/34	1,400	1,594
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/44	1,650	1,866
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	3,750	4,227
	San Jose Evergreen Community College District GO	3.000%	9/1/35	1,225	1,373
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	4,640	4,996
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	6,030	7,093
	San Mateo Union High School District GO	4.000%	9/1/31	6,240	7,122
	San Rafael City Elementary School District GO	4.000%	8/1/47	1,350	1,545
	San Ramon Valley CA Unified School District GO	4.000%	8/1/33	2,200	2,497
	San Ramon Valley Fire Protection District COP	4.000%	8/1/45	2,500	2,985
	San Ramon Valley Fire Protection District COP	4.000%	8/1/50	2,635	3,132
	Santa Ana Unified School District GO	4.000%	8/1/48	1,430	1,667
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,500	2,774
	Santa Clara Unified School District GO	4.000%	7/1/41	10,000	11,573
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/50	6,000	7,161
[6]	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.125%	7/1/46	5,500	5,169
[6]	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.250%	7/1/51	6,500	6,111
[3]	Santa Rosa High School District GO	5.000%	8/1/43	3,265	3,890
[3]	Simi Valley Unified School District GO	0.000%	8/1/29	1,495	1,333
	Solano County Community College District GO	3.000%	8/1/50	3,000	3,200
	Southwestern Community College District GO, Prere.	5.000%	8/1/25	7,800	9,285
	State Center Community College District GO	3.000%	8/1/39	2,600	2,905
	State Center Community College District GO	3.000%	8/1/41	5,250	5,798
[3]	Stockton Unified School District GO	5.000%	8/1/42	4,650	5,249
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/45	5,000	5,973
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	7,800	9,262
[1]	Twin Rivers Unified School District GO, Prere.	5.000%	2/1/24	2,000	2,240
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/45	1,375	1,497
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/50	1,500	1,625
	United Water Conservation District COP	4.000%	10/1/45	1,635	1,958
	United Water Conservation District COP	4.000%	10/1/50	2,150	2,562
	University of California College & University Revenue	4.000%	5/15/35	5,000	5,616
	University of California College & University Revenue	5.000%	5/15/35	10,045	12,499
	University of California College & University Revenue	5.250%	5/15/37	3,000	3,404
	University of California College & University Revenue	5.000%	5/15/38	20,025	21,717
	University of California College & University Revenue	5.000%	5/15/38	1,000	1,262
[6]	University of California College & University Revenue	5.000%	5/15/38	2,000	2,676

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.250%	5/15/38	10,000	11,334
[6]	University of California College & University Revenue	5.000%	5/15/39	1,000	1,333
	University of California College & University Revenue	4.000%	5/15/40	4,265	5,258
[6]	University of California College & University Revenue	5.000%	5/15/40	2,000	2,656
[6]	University of California College & University Revenue	5.000%	5/15/41	2,000	2,644
	University of California College & University Revenue	5.000%	5/15/44	2,820	3,163
	University of California College & University Revenue	5.000%	5/15/46	3,105	3,718
	University of California College & University Revenue	4.000%	5/15/47	9,000	10,355
	University of California College & University Revenue	4.000%	5/15/47	35,000	42,049
	University of California College & University Revenue	4.000%	5/15/50	6,500	7,775
	University of California College & University Revenue	3.000%	5/15/51	25,035	27,257
	University of California College & University Revenue	5.000%	5/15/58	15,000	18,695
	University of California College & University Revenue, Prere.	5.000%	5/15/24	1,180	1,339
	Vacaville Unified School District GO	4.000%	8/1/45	1,000	1,167
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/31	5,110	5,992
	Washington Township Health Care District GO	5.500%	8/1/38	5,125	5,768
	West Contra Costa Unified School District GO	5.000%	8/1/45	8,280	9,706
	West Contra Costa Unified School District GO	5.000%	8/1/45	4,250	4,982
[3]	Western Placer Unified School District COP	4.000%	8/1/41	5,365	5,926
[1]	Western Placer Unified School District GO	4.000%	8/1/47	5,000	5,702
	Whittier CA Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	10,500	11,713
					1,934,357
Colorado (2.3%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/31	8,000	9,822
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/30	1,100	1,269
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/31	1,515	1,746
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/41	2,000	2,423
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/45	2,975	3,564
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/50	1,180	1,404
	Colorado COP	4.000%	11/1/30	12,675	13,659
	Colorado COP	5.000%	9/1/33	1,510	2,011
	Colorado COP	5.000%	12/15/33	4,760	6,382
	Colorado COP	4.000%	12/15/34	4,995	6,207
	Colorado COP	4.000%	3/15/44	3,700	4,344
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	5.000%	12/1/38	1,000	1,242
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	4.000%	12/1/48	2,500	2,865
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/55	5,000	6,186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/51	750	840
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/61	850	943
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/43	4,750	5,801
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/47	7,035	8,584
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	3,020	3,886
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,500	1,775
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,500	4,133
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	1,625	1,915
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,200	1,556
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	7,500	8,944
[6]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	1,500	1,668
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	19,750	24,758
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/46	3,440	4,177
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/49	4,695	5,448
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/51	5,000	5,450
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	5,000	5,324
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	3,850	4,418
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	7,750	8,879
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/56	7,000	8,007
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/50	5,000	5,994
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/51	12,000	14,601
[3]	Commerce City CO Sales Tax Revenue	5.000%	8/1/44	4,000	4,485
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/43	8,000	8,817
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/43	5,000	6,305
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	10,605	12,521
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/44	7,415	8,782
	Denver CO City & County Sales Tax Revenue	4.000%	8/1/46	4,105	4,633
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/23	20,775	20,604
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	9,700	9,413
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,120	3,685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	6,560	5,709
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	1,400	1,584
[9]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	0.384%	9/1/24	700	701
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	5.000%	12/15/30	5,300	6,337
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	4.000%	12/15/31	4,515	5,191
	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/46	5,750	7,039
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,875
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/32	5,000	7,049
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/36	4,440	5,390
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/32	2,010	2,661
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/33	1,865	2,458
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/34	2,560	3,361
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/35	1,860	2,434
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/36	2,850	3,718
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/37	4,085	5,303
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/38	4,440	5,748
	Thornton CO COP	4.000%	12/1/39	3,000	3,563
	University of Colorado College & University Revenue	4.000%	6/1/34	4,285	5,118
	University of Colorado College & University Revenue	4.000%	6/1/38	10,000	11,850
	University of Colorado College & University Revenue	4.000%	6/1/39	5,500	6,497
	Weld County School District No. 6 Greeley GO	5.000%	12/1/33	4,095	5,397
	Weld County School District No. 6 Greeley GO	4.000%	12/1/34	4,370	5,494
	Weld County School District No. 6 Greeley GO	5.000%	12/1/34	3,255	4,279
	Weld County School District No. 6 Greeley GO	5.000%	12/1/36	4,155	5,443
					385,669
Connecticut (0.9%)
	Connecticut GO	5.000%	2/15/25	1,900	2,219
	Connecticut GO	5.000%	4/15/26	3,000	3,646
	Connecticut GO	5.000%	2/15/27	2,000	2,494
	Connecticut GO	5.000%	4/15/28	5,000	6,435
	Connecticut GO	5.000%	10/15/31	1,850	1,950
	Connecticut GO	4.000%	6/1/33	850	1,052
	Connecticut GO	5.000%	10/15/33	4,500	5,470
	Connecticut GO	4.000%	6/1/34	2,500	3,084
	Connecticut GO	4.000%	6/1/34	1,425	1,785
	Connecticut GO	4.000%	6/15/34	4,000	4,473
	Connecticut GO	3.000%	6/1/35	1,000	1,135
	Connecticut GO	4.000%	6/1/36	1,000	1,219
	Connecticut GO	3.000%	6/1/38	2,000	2,249
	Connecticut GO	4.000%	6/1/38	750	913
	Connecticut GO	3.000%	1/15/39	4,710	5,262
[1]	Connecticut GO	5.000%	4/15/39	5,050	6,477

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	3.000%	1/15/40	4,790	5,341
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/32	170	173
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	315	325
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	3,690	4,012
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	2,025	2,383
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	6,515	7,154
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	10	13
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	3,250	4,306
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	7,010	7,982
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,500	6,064
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	5,500	7,396
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	2,250	2,792
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	6,500	8,019
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/38	7,640	9,371
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	2,580	3,156
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	3,685	4,499
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/41	2,385	3,156
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	2,000	2,008
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	10,000	11,261
Metropolitan District GO	5.000%	7/15/33	1,045	1,315
Metropolitan District GO	5.000%	7/15/36	1,750	2,189
Metropolitan District GO	4.000%	7/15/37	1,000	1,201
Metropolitan District GO	4.000%	7/15/40	1,115	1,332
Rocky Hill CT GO	3.000%	1/15/35	1,615	1,779
Rocky Hill CT GO	3.000%	1/15/36	1,565	1,714
University of Connecticut College & University Revenue	5.000%	2/15/32	1,110	1,280
University of Connecticut College & University Revenue	5.000%	2/15/33	2,415	2,781
				152,865
Delaware (0.2%)
Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,000	1,018
Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	310	316
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/40	4,040	4,590
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/43	5,000	5,680
Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	8,940	10,312
University of Delaware College & University Revenue	5.000%	11/1/41	2,490	3,727
University of Delaware College & University Revenue	5.000%	11/1/42	1,840	2,777
University of Delaware College & University Revenue	5.000%	11/1/43	1,540	2,344
University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	1,990	2,160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	1,000	1,086
					34,010
District of Columbia (1.8%)
	District of Columbia Appropriations Revenue	5.000%	12/1/30	1,000	1,317
	District of Columbia Appropriations Revenue	5.000%	12/1/32	1,000	1,304
	District of Columbia Appropriations Revenue	5.000%	12/1/34	1,000	1,297
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	1,500	1,767
	District of Columbia Charter School Aid Revenue	5.000%	6/1/55	1,000	1,170
	District of Columbia College & University Revenue	3.000%	4/1/40	700	768
	District of Columbia College & University Revenue	3.000%	4/1/41	750	821
	District of Columbia College & University Revenue	5.000%	4/1/46	1,500	1,932
	District of Columbia College & University Revenue	5.000%	10/1/47	7,000	8,382
	District of Columbia GO	5.000%	6/1/28	2,750	3,229
	District of Columbia GO	5.000%	6/1/32	4,500	5,088
	District of Columbia GO	4.000%	6/1/34	8,000	9,439
	District of Columbia GO	5.000%	10/15/37	5,000	6,460
	District of Columbia GO	5.000%	6/1/38	10,025	11,246
	District of Columbia GO	5.000%	6/1/42	5,235	6,439
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	9,235	10,964
[5]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.460%	8/5/21	12,000	12,000
	District of Columbia Income Tax Revenue	5.000%	3/1/34	8,020	10,596
	District of Columbia Income Tax Revenue	5.000%	3/1/36	5,325	7,008
	District of Columbia Income Tax Revenue	4.000%	3/1/37	9,675	11,711
	District of Columbia Income Tax Revenue	4.000%	3/1/39	20,100	24,224
	District of Columbia Income Tax Revenue	4.000%	3/1/45	1,015	1,217
	District of Columbia Income Tax Revenue	4.000%	5/1/45	7,000	8,418
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/34	5,860	7,028
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	8,705	10,431
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/37	10,000	10,534
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/47	1,000	1,260
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	52,060	60,869
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	5,950	6,907
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	17,755	20,668
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/53	7,500	7,714
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,542
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,300	1,599
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/39	1,000	1,224
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	5,025	6,202
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	605

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/40	1,170	1,408
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/32	3,885	5,204
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/36	1,400	1,597
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/38	4,000	4,970
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/39	7,500	9,856
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/40	4,000	4,506
					310,921
Florida (4.8%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	10,075	11,450
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.250%	10/1/23	6,000	6,660
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	3,270	3,623
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,400	1,545
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/55	845	1,005
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	11,430	13,615
[3]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	3,000	3,089
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	4,000	4,950
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,400	4,196
	Escambia County FL Sales Tax Revenue	5.000%	10/1/43	8,930	10,987
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	18,470	21,596
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,000	1,171
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/39	1,050	1,226
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/40	1,135	1,321
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/41	1,100	1,277
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	5,529
	Florida GO	4.000%	6/1/33	15,995	18,090
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/35	350	422
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/36	400	481
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/37	400	479
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/39	785	857
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	3,185	3,697

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.000%	7/1/51	7,000	7,657
	Florida Lottery Revenue	5.000%	7/1/26	6,750	8,270
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/33	6,075	7,592
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	8,235	10,251
[1]	Herons Glen Recreation District	4.000%	5/1/45	515	599
[1]	Herons Glen Recreation District	4.000%	5/1/50	1,000	1,153
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	8,945	11,305
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/34	5,955	6,778
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/35	6,135	6,970
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	13,130	16,041
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/45	2,000	2,391
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	5,550	6,581
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/55	9,175	10,836
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,440	1,760
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,065	1,302
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	5.000%	11/1/50	5,000	6,183
	Jacksonville FL Sales Tax Revenue, Prere.	5.000%	10/1/22	2,000	2,113
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,300	1,636
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,630	2,027
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,015	2,369
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	2,500	2,850
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	8,600	10,064
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,940	8,025
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/31	1,015	1,200
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/31	1,635	1,929
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/40	1,850	2,156
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/47	5,000	5,232
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	5,000	5,537
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/32	2,905	3,481
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,500	1,792
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/34	1,640	1,954
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/35	1,770	2,105
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/36	3,490	4,302
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/37	3,000	3,688
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/31	2,285	2,382
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/32	7,095	8,604

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/41	20,480	24,507
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	2,250	2,710
Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	4.000%	10/1/35	3,600	4,386
Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	4.000%	10/1/40	5,405	6,496
Miami-Dade County FL GO	3.000%	7/1/34	10,330	11,864
Miami-Dade County FL GO	5.000%	7/1/37	4,465	5,920
Miami-Dade County FL GO	5.000%	7/1/38	5,735	7,587
Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	3,370	4,169
Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	10	11
Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,775	4,665
Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	12,610	15,561
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	10,000	10,572
Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	2,560	2,706
Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/38	3,680	4,531
Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/32	11,860	13,747
Miami-Dade County FL Transit System Sales Tax Revenue	3.000%	7/1/37	4,885	5,303
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	7,575	7,916
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	4,830	5,721
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	6,545	7,727
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	10,045	11,859
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/41	1,750	2,122
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/42	5,120	6,292
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/46	2,100	2,521
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/46	1,215	1,523
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,400	4,074
Miami-Dade County FL Water Revenue	4.000%	10/1/42	3,125	3,779
Miami-Dade County FL Water Revenue	4.000%	10/1/44	1,875	2,258
Miami-Dade County FL Water Revenue	4.000%	10/1/51	7,000	8,362
Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	885	1,081
Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	10,000	10,441
Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.750%	10/1/32	5,150	5,713
Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.500%	10/1/42	5,000	5,483
North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	4,575	5,413
North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	13,555	15,937

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/32	5,095	6,823
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	7,500	8,296
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue Prere.	5.000%	4/1/22	6,940	7,165
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/22	2,090	2,158
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/36	2,335	2,898
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/38	3,160	3,908
	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	1,500	1,639
[4]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	6,000	7,560
[4]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	9,549
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	8,955	10,371
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	5,750	6,690
	Palm Beach County School District COP	5.000%	8/1/31	10,000	11,330
	Palm Beach County School District COP	5.000%	8/1/38	5,000	6,683
	Palm Beach County School District COP	5.000%	8/1/39	5,000	6,665
[3]	Pasco County School Board COP	5.000%	8/1/33	2,050	2,711
[5]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/48	3,285	3,801
[5]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.125%	12/15/53	2,355	2,736
	Putnam County FL Development Authority Electric Power & Light Revenue	5.000%	3/15/42	12,000	14,576
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Sunnyside Village Project)	5.000%	5/15/48	3,550	4,035
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	18,654
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	9,000	10,090
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	16,535	20,399
	St. Johns River Power Park Electric Power & Light Revenue	5.000%	10/1/37	4,500	4,513
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.250%	7/1/44	3,000	3,286
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	3,370	4,002
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,610	3,098
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/32	2,250	2,670
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/33	5,280	6,260
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	6,860	7,756
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	7,407	7,674

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,130	3,687
Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/26	1,000	1,046
Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/28	1,700	1,774
Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/29	2,050	2,137
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	400	277
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/36	2,000	1,329
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/38	3,000	1,819
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/41	1,200	632
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/42	1,150	577
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	2,150	945
Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	12,010	15,588
Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	4,655	5,653
Tohopekaliga Water Authority Water Revenue, Prere.	5.750%	10/1/21	1,525	1,539
Tohopekaliga Water Authority Water Revenue, Prere.	5.750%	10/1/21	1,600	1,615
Tohopekaliga Water Authority Water Revenue, Prere.	5.750%	10/1/21	1,750	1,766
Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/49	7,500	9,312
West Palm Beach FL Appropriations Revenue	5.000%	10/1/37	10,655	12,916
West Palm Beach FL Appropriations Revenue	5.000%	10/1/40	11,000	13,242
				813,188
Georgia (2.3%)
Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/40	2,500	2,915
Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/44	5,500	6,409
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/33	2,615	2,667
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/33	5,025	5,126
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/34	2,750	2,805
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	5,100
Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/37	6,010	6,130
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	10,000	11,820
Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,000	1,220
Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/40	2,000	2,428
Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/41	1,000	1,211
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/45	1,120	1,347
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/50	1,450	1,729
Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	3,275	3,742
Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	955	1,247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clayton County Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/41	1,000	1,075
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/42	1,000	1,195
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	7,425	8,939
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/47	6,510	7,805
	Columbus GA Water & Sewerage Water Revenue, Prere.	5.000%	5/1/23	1,000	1,086
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	4,990	6,345
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/33	1,370	1,666
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/38	1,250	1,494
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/39	1,430	1,705
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/40	1,000	1,186
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/41	1,000	1,183
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/34	785	902
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/35	1,000	1,148
[8]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/26	3,405	3,784
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/36	3,060	3,085
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,185	1,425
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,360	1,633
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	1,198
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,750	2,116
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	15,000	17,703
	Forsyth County School District GO	5.000%	2/1/38	2,000	2,509
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,875	2,146
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/49	10,000	11,732
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,400	5,839
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	4.000%	2/15/42	5,000	5,668
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	5.000%	2/15/45	5,000	5,977
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	5.500%	8/15/54	10,000	11,460
	Gainesville School District GO	4.000%	11/1/33	1,000	1,249
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	5,838

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	4,365	4,632
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/39	7,000	7,431
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,175	3,630
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/50	4,000	5,105
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	5,250	6,425
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	285
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	24,000	29,469
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	4,500	5,495
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	13,750	16,831
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	11,500	14,170
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	3,000	3,598
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	3,420	4,084
	Henry County School District GO	4.000%	8/1/30	5,020	5,861
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/25	15,000	17,935
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	1,250	1,570
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,796
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	2,500	3,084
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	2,030	2,176
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	19,615	21,821
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	9,745	11,297
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/34	5,420	6,152
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	12,000	14,516
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	15,835	19,157
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/34	4,320	5,772
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/45	750	874
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	4.000%	1/1/34	5,000	5,670
					393,823
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/33	1,315	1,553
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/34	1,500	1,767
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,040	1,222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,000	1,173
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/50	3,000	3,710
	Guam Income Tax Revenue	5.000%	12/1/46	1,500	1,740
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/31	3,305	3,817
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	790	908
[6]	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	675	791
[6]	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,360	1,564
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,572
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	2,375	2,758
					22,575
Hawaii (0.8%)
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.500%	7/1/38	4,360	4,759
	Hawaii GO	4.000%	10/1/27	3,745	4,305
	Hawaii GO	4.000%	10/1/30	15,460	18,058
	Hawaii GO	4.000%	4/1/31	7,500	8,670
	Hawaii GO	4.000%	10/1/31	6,770	7,927
	Hawaii GO	5.000%	1/1/33	3,140	3,936
	Hawaii GO	4.000%	10/1/33	3,770	4,292
	Hawaii GO	5.000%	1/1/35	7,740	9,660
	Hawaii GO	5.000%	1/1/37	18,720	23,250
	Hawaii GO	5.000%	1/1/38	7,015	8,698
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/39	1,855	2,259
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/38	2,770	3,522
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/39	3,155	4,004
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	2,565	3,250
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	2,000	2,656
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/41	2,000	2,649
	Honolulu HI City & County GO	4.000%	10/1/32	4,980	5,662
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/29	9,610	10,933
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/34	1,000	1,220
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/36	2,510	3,050
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	10,000	11,847
					144,607
Idaho (0.2%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	1,260	1,547
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/36	4,200	5,249
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/37	3,060	3,816
[5]	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	7,092

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/47	15,180	18,299
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/38	2,500	3,059
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/39	2,450	2,990
					42,052
Illinois (5.7%)
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/28	550	510
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/33	1,000	1,205
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/34	2,000	2,501
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/34	1,000	1,195
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/35	1,290	1,538
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/36	1,575	1,873
[8]	Chicago Board of Education GO	5.500%	12/1/26	5,895	6,911
[8]	Chicago Board of Education GO	0.000%	12/1/27	9,270	8,527
[8]	Chicago Board of Education GO	0.000%	12/1/30	5,000	4,234
[8,11]	Chicago Board of Education GO	0.000%	12/1/30	5,000	4,234
[7]	Chicago Board of Education GO	5.500%	12/1/30	3,640	4,876
[8]	Chicago Board of Education GO	0.000%	12/1/31	15,000	12,346
[8,11]	Chicago Board of Education GO	0.000%	12/1/31	2,435	2,004
[3]	Chicago Board of Education GO	5.000%	12/1/31	625	789
[3]	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,890
	Chicago Board of Education GO	5.000%	12/1/32	1,400	1,832
[3]	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,251
	Chicago Board of Education GO	5.000%	12/1/35	2,560	3,322
	Chicago Board of Education GO	5.000%	12/1/36	2,800	3,628
	Chicago Board of Education GO	5.000%	12/1/36	3,100	4,016
	Chicago Board of Education GO	5.000%	12/1/37	3,000	3,876
	Chicago Board of Education GO	5.000%	12/1/39	750	965
	Chicago Board of Education GO	5.250%	12/1/41	3,140	3,187
	Chicago Board of Education GO	5.000%	12/1/44	5,000	6,037
	Chicago Board of Education GO	5.000%	12/1/46	12,000	14,462
	Chicago Board of Education GO	5.000%	12/1/46	5,000	6,159
[5]	Chicago Board of Education GO	7.000%	12/1/46	1,815	2,414
	Chicago IL GO	5.000%	1/1/26	2,390	2,736
	Chicago IL GO	5.000%	1/1/34	8,000	8,714
	Chicago IL GO	5.000%	1/1/38	2,000	2,296
	Chicago IL GO	5.000%	1/1/39	3,735	4,627
	Chicago IL GO	5.000%	1/1/40	10,775	13,345
	Chicago IL GO	5.000%	1/1/44	2,645	3,265
	Chicago IL GO	5.500%	1/1/49	12,390	15,635
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	1,500	1,656
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,000	2,452
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/44	9,750	10,757
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	2,500	2,966
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	13,410	15,147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	7,800	8,649
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	2,015	2,234
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	26,870	31,024
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	5,615	6,471
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,601
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	6,519
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	3,000	3,592
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	15,000	18,144
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	2,300	2,746
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	10,000	12,063
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,000	1,191
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,100	1,311
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	7,145	8,456
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	3,400	4,016
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	12,000	14,661
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/43	9,000	9,648
	Chicago Park District GO	5.500%	1/1/33	2,000	2,208
	Chicago Park District GO	5.000%	1/1/36	4,000	4,064
[1]	Chicago Park District GO	5.000%	1/1/40	6,505	7,509
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	8,000	10,065
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	4,400	5,085
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/50	9,500	11,088
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	6,400	6,509
	Cook County Community College District No. 508 GO	5.125%	12/1/38	4,250	4,613
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/47	12,500	14,743
	Cook County Forest Preserve District GO	5.000%	12/15/32	1,000	1,041
	Cook County Forest Preserve District GO	5.000%	12/15/37	2,500	2,599
	Cook County IL GO	5.000%	11/15/31	450	603
	Cook County IL GO	5.000%	11/15/32	295	394
	Cook County IL GO	5.000%	11/15/33	290	386
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	13,860	15,574
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	790	796
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	1,000	1,407
	Illinois Finance Authority College & University Revenue	5.000%	10/1/33	10,000	11,394

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority College & University Revenue	5.000%	10/1/34	1,000	1,454
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,165
	Illinois Finance Authority College & University Revenue	5.000%	7/1/42	2,000	2,081
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,080	3,479
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	1,110	1,252
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,640	4,945
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,798
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	5,000	6,009
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	2,800	3,151
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	4,870	6,593
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,120	2,801
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,670	3,074
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,000	3,664
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	3,000	3,653
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,000	2,464
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	2,000	2,457
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	2,000	2,452
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,000	2,427
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	2,000	2,445
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	8/15/41	5,000	5,010
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	8/15/41	1,500	1,503
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/43	2,840	2,984
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/44	225	249
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	20,000	23,540
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	5,000	5,857
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	17,600	20,865
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/47	9,065	9,531
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	4,120
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	2,500	2,908
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/51	1,000	1,183

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/55	3,400	3,940
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/56	815	958
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	6,000	6,230
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	5/15/23	410	446
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/23	1,310	1,427
	Illinois Finance Authority Miscellaneous Revenue, Prere.	5.000%	3/1/22	45	46
	Illinois Finance Authority Miscellaneous Revenue, Prere.	5.000%	3/1/22	4,005	4,118
	Illinois GO	5.000%	8/1/21	7,000	7,000
	Illinois GO	5.000%	12/1/22	7,450	7,919
	Illinois GO	5.000%	10/1/23	10,000	11,001
	Illinois GO	5.000%	11/1/23	4,860	5,365
	Illinois GO	5.000%	11/1/23	5,000	5,519
	Illinois GO	5.000%	8/1/24	9,000	9,431
	Illinois GO	5.000%	2/1/25	2,065	2,298
	Illinois GO	5.500%	7/1/25	2,950	3,235
	Illinois GO	5.000%	8/1/25	5,110	5,351
	Illinois GO	5.000%	1/1/27	3,510	4,134
	Illinois GO	5.000%	6/1/27	1,010	1,210
	Illinois GO	5.000%	9/1/27	2,000	2,475
	Illinois GO	5.000%	10/1/27	4,000	4,960
	Illinois GO	5.000%	11/1/27	3,080	3,827
	Illinois GO	5.000%	12/1/27	500	623
	Illinois GO	4.000%	3/1/28	3,000	3,565
	Illinois GO	5.000%	3/1/28	2,500	3,129
	Illinois GO	5.000%	10/1/28	2,500	3,168
	Illinois GO	5.000%	11/1/28	4,710	5,826
	Illinois GO	5.000%	3/1/29	2,000	2,554
	Illinois GO	5.000%	10/1/29	2,000	2,518
	Illinois GO	5.000%	11/1/29	11,865	14,586
	Illinois GO	5.500%	1/1/30	445	595
	Illinois GO	5.000%	3/1/30	2,000	2,601
	Illinois GO	5.000%	5/1/30	545	678
	Illinois GO	5.250%	7/1/30	5,000	5,424
	Illinois GO	5.000%	10/1/30	1,500	1,884
	Illinois GO	5.000%	5/1/32	2,340	2,893
[3]	Illinois GO	5.250%	2/1/33	5,200	5,775
[3]	Illinois GO	5.500%	7/1/33	3,350	3,659
	Illinois GO	4.000%	12/1/33	4,000	4,581
[3]	Illinois GO	5.250%	2/1/34	3,125	3,467
	Illinois GO	4.250%	12/1/37	4,500	5,208
	Illinois GO	4.000%	3/1/39	1,050	1,257
	Illinois Sales Tax Revenue	5.000%	6/15/27	3,145	3,764
	Illinois Sales Tax Revenue	4.000%	6/15/30	4,410	4,988
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,500	3,089
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	3,000	3,811
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	10,000	11,071
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	10,633

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	1,210	1,495
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,000	1,162
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	16,725	19,689
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	2,000	2,632
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	14,000	17,112
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	2,500	2,945
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	150	185
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	500	615
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	2,715	2,627
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/25	10,010	9,607
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	17,500	14,544
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	17,500	14,375
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	7,500	6,083
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	7,500	5,936
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	10,350	8,091
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	4,870	3,715
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	4,500	3,199
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	500	306
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	5,000	3,223
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	500	301
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	500	295
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	500	291
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	6,000	3,535
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	9,500	10,939
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	5,500	2,311
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.500%	6/15/53	1,000	1,167
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	10,000	11,517
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	6,000	7,495
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	6/15/42	3,965	4,128
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	11,500	5,496

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	7,500	7,621
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	6,375	7,682
	Springfield IL Water Revenue, Prere.	5.000%	3/1/22	8,000	8,229
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/27	115	122
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/29	9,100	9,626
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	16,500	13,582
					975,011
Indiana (1.1%)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,215	11,148
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/38	3,000	3,684
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	12,815	14,855
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	13,000	15,685
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/30	1,100	1,236
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/39	2,770	3,077
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	6.000%	11/15/23	10,000	11,338
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/32	6,130	7,261
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	12,610	14,941
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	8,780	10,402
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	2,500	2,962
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	7,391
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/39	7,000	7,976
	Indiana Finance Authority Water Revenue	5.000%	10/1/41	11,335	13,691
	Indiana Finance Authority Water Revenue	5.000%	10/1/46	7,140	8,569
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/33	2,500	2,782
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/34	7,915	10,344
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	5,356
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/36	1,805	1,979
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/37	1,860	2,034
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/38	1,500	1,636
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	7/1/32	1,300	1,572
	Purdue University College & University Revenue	5.000%	7/1/32	6,945	7,981
	Purdue University College & University Revenue	5.000%	7/1/33	5,575	6,400
	Purdue University College & University Revenue	5.000%	7/1/34	4,810	5,512
					179,812

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Iowa (0.2%)
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/51	3,000	3,250
Iowa Finance Authority Industrial Revenue	3.125%	12/1/22	605	618
Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.250%	12/1/25	15,000	16,416
Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/37	7,240	7,973
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,375	3,941
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,450	6,340
Polk County IA GO	5.000%	6/1/24	2,425	2,754
				41,292
Kansas (0.3%)
Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/30	5,000	5,831
Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/31	4,000	4,658
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/29	2,275	2,463
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/30	4,165	4,510
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/31	4,975	5,385
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/32	5,225	5,656
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/33	1,610	1,743
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/34	1,590	1,721
Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/35	16,585	17,875
University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	6,165	7,552
				57,394
Kentucky (0.7%)
Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	375	434
Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	375	433
Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	6,700	8,099
Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	5,300	6,407
Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/21	6,240	6,250
Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,000	1,258
Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	725	910
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	4,350	4,879
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	12,310	13,422

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	11,475	12,759
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	5,515	6,201
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	470	529
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	4,310	4,983
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	5.750%	7/1/49	12,625	13,894
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.000%	7/1/53	5,000	5,522
[4]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.450% coupon rate effective 7/1/23	0.000%	7/1/34	2,010	2,538
[4]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.750% coupon rate effective 7/1/23	0.000%	7/1/43	10,000	12,488
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/35	1,000	1,167
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/38	1,000	1,160
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,500	1,915
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.750%	10/1/42	13,020	14,462
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	1,065	1,108
	Warren County KY Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/23	1,620	1,751
					122,569
Louisiana (0.6%)
[3]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/30	1,420	1,795
[3]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/32	1,580	1,989
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/26	3,185	3,796
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/28	1,280	1,518
[3]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/31	1,280	1,493
[3]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/32	1,520	1,769
[3]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/34	1,190	1,379
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project)	5.000%	10/1/35	5,180	5,874
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/30	13,065	16,553
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	4,265	4,782
	Louisiana Public Facilities Authority College & University Revenue (Tulane University Project)	5.000%	12/15/46	2,685	3,223
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,380	2,984

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,500	3,127
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,630	3,283
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	3,245	4,013
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	12,273
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/49	5,000	5,848
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/28	4,000	4,358
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/29	3,135	3,416
	Louisiana State University & Agricultural & Mechanical College & University Revenue	5.000%	7/1/24	1,000	1,090
	Louisiana State University & Agricultural & Mechanical College & University Revenue	5.000%	7/1/25	505	550
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/36	1,305	1,622
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/37	1,510	1,873
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/41	2,000	2,466
	St. Charles Parish LA Industrial Revenue PUT	4.000%	6/1/22	4,000	4,120
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,215	1,262
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	1,625	1,721
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/35	1,710	2,117
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/48	5,000	6,127
					106,421
Maine (0.3%)
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/35	895	1,013
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/36	1,000	1,127
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/33	5,000	6,080
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/38	4,010	4,339
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	5,100	5,612
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,250	2,772
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,020	3,700
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/34	1,660	1,998
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,520	1,781
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,640	1,990
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/38	3,155	3,476
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	1,850	2,164
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/39	3,310	3,637
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/40	2,470	2,709
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/36	1,355	1,593
					43,991

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland (2.3%)
	Anne Arundel County MD GO	5.000%	4/1/26	1,155	1,303
	Anne Arundel County MD GO	5.000%	10/1/26	1,090	1,301
	Anne Arundel County MD GO	5.000%	4/1/29	2,505	3,314
	Anne Arundel County MD GO	5.000%	10/1/31	3,615	4,414
	Anne Arundel County MD GO	5.000%	10/1/31	2,075	2,534
	Anne Arundel County MD GO	5.000%	10/1/32	3,615	4,412
	Anne Arundel County MD GO	5.000%	10/1/32	2,125	2,593
	Anne Arundel County MD GO	5.000%	10/1/33	3,615	4,413
	Anne Arundel County MD GO	5.000%	10/1/33	2,090	2,552
	Baltimore County MD GO	5.000%	8/1/30	5,000	5,698
	Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	5,000	5,586
	Frederick County MD Tax Allocation Revenue	3.750%	7/1/39	1,410	1,515
	Howard County MD GO	4.000%	2/15/33	8,200	9,639
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	9,545	10,579
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.250%	9/1/50	12,000	13,215
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	7,500	8,484
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/32	3,650	4,253
	Maryland GO	5.000%	3/15/25	4,715	5,530
	Maryland GO	4.000%	8/1/25	5,325	6,118
	Maryland GO	5.000%	8/1/25	10,500	12,486
	Maryland GO	4.000%	6/1/29	25,000	27,583
	Maryland GO	5.000%	8/1/32	14,040	19,000
	Maryland GO	5.000%	8/1/34	15,000	20,167
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	1,575	2,100
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,000	2,641
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	300	371
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	3,140	3,799
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	155	180
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	10,000	10,927
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	7,000	7,974
[8]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	7.000%	7/1/22	4,520	4,797
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	3,000	4,542
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	1,500	1,675
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/38	1,750	1,949

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	1,750	2,180
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	3,710	4,113
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/40	2,525	3,131
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/41	2,420	2,992
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/47	13,050	14,231
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/37	5,000	6,126
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/39	4,250	5,183
	Montgomery County MD GO	4.000%	12/1/34	15,000	16,233
	Prince George's County MD COP	5.000%	10/1/43	15,780	19,931
	Prince George's County MD GO	5.000%	7/15/33	20,250	25,904
	Prince George's County MD GO	5.000%	7/15/34	18,740	23,911
	Prince George's County MD GO	5.000%	7/15/37	2,025	2,569
	Prince George's County MD GO	5.000%	7/15/39	2,805	3,545
	Prince George's County MD GO	5.000%	7/15/40	1,500	1,893
	University System of Maryland College & University Revenue	5.000%	4/1/30	6,180	7,876
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/32	14,725	17,470
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/34	7,315	8,048
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/47	9,520	11,079
					394,059
Massachusetts (3.4%)
	Commonwealth of Massachusetts GO	5.000%	5/1/26	10,000	12,181
	Commonwealth of Massachusetts GO	4.000%	9/1/31	12,500	14,443
	Commonwealth of Massachusetts GO	5.000%	5/1/32	11,000	12,434
	Commonwealth of Massachusetts GO	4.000%	9/1/32	7,620	8,788
	Commonwealth of Massachusetts GO	3.000%	11/1/35	3,000	3,311
	Commonwealth of Massachusetts GO	5.000%	1/1/38	5,200	6,491
	Commonwealth of Massachusetts GO	3.000%	11/1/38	2,000	2,263
	Commonwealth of Massachusetts GO	3.000%	11/1/39	1,700	1,915
	Commonwealth of Massachusetts GO	5.000%	7/1/40	1,250	1,466
	Commonwealth of Massachusetts GO	5.000%	7/1/45	1,500	1,945
	Commonwealth of Massachusetts GO	5.000%	11/1/46	3,000	3,772
	Commonwealth of Massachusetts GO	3.000%	3/1/47	20,000	21,685
	Commonwealth of Massachusetts GO	4.000%	5/1/48	10,000	11,633
	Commonwealth of Massachusetts GO	5.000%	9/1/48	15,000	18,927
	Commonwealth of Massachusetts GO	5.000%	1/1/49	8,000	10,101
	Commonwealth of Massachusetts GO	2.750%	3/1/50	13,225	13,699
	Commonwealth of Massachusetts GO	2.000%	4/1/50	7,500	7,004
	Commonwealth of Massachusetts GO, Prere.	5.000%	8/1/21	9,855	9,855
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	7,190	8,997
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	11,420	15,187
	Harvard MA GO	3.000%	8/15/36	1,260	1,418
	Harvard MA GO	3.000%	8/15/37	1,210	1,358
	Hingham MA GO	3.000%	2/15/36	810	910
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32	1,000	1,433

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33	2,390	2,701
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/38	5,355	6,660
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	6,170	7,653
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	6,160	7,625
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,715	9,711
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	9,031
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,055	2,534
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,000	3,864
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	3,000	3,775
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	7,000	8,494
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/33	24,745	30,123
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	2,000	3,020
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	4,800	5,695
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	5,000	5,216
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	3,015	3,653
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	5,000	5,901
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	5,000	6,138
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	3,500	4,456
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,845	5,417
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	2,400	3,955
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,270	4,143
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	40	54
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,760	5,610
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	40	54
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	45	60
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	60
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,990	2,239
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,500	1,856
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	5,000	5,578
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	2,790	3,405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	3,000	3,362
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	6,695	8,033
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	7,500	9,206
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	10,200	11,155
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	5,000	5,772
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	1,000	1,150
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	7,530	8,129
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	755	1,031
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	700	953
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	750	1,019
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,605	2,162
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	910	1,223
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	750	1,005
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/24	500	562
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/25	750	875
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	8,800	9,978
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	13,340	15,523
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	5,000	5,599
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/39	12,120	16,022
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/40	7,000	8,540
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	3,075	3,758
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	7,500	9,511
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/49	27,000	32,259
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	10,000	12,989
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	5,000	5,950
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	9,745	11,856
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	5,640	6,862
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	2,000	2,432
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	1,145	1,467
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/34	4,000	5,113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	3,500	4,468
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	820	820
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	180	180
[3]	Springfield MA GO	3.000%	3/1/33	1,080	1,201
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/35	2,000	2,587
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	4,386
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/37	3,210	4,131
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/38	3,000	3,853
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	2,015	2,582
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	1,000	1,281
					578,882
Michigan (3.0%)
	Ann Arbor School District GO	3.000%	5/1/32	5,975	6,848
	Ann Arbor School District GO	3.000%	5/1/33	6,150	7,025
	Ann Arbor School District GO	3.000%	5/1/35	6,525	7,385
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.250%	7/1/22	1,000	1,047
[3]	Detroit Wayne County Stadium Authority Lease Revenue	5.000%	10/1/26	2,500	2,639
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	2,250	2,760
[12]	East Lansing School District GO	5.000%	5/1/39	1,000	1,220
[12]	East Lansing School District GO	5.000%	5/1/42	2,000	2,431
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/33	1,090	1,318
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/36	1,055	1,268
[12]	Grand Blanc Community Schools GO	5.000%	11/1/30	2,750	3,683
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	5,000	5,384
[3]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	10,000	11,449
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	24,995	29,751
	Ingham County Building Authority Lease Revenue	3.000%	5/1/35	4,025	4,464
[12]	Jackson MI Public Schools GO	5.000%	5/1/31	1,000	1,282
	Kalamazoo County MI GO	3.000%	5/1/34	2,290	2,599
	Kalamazoo County MI GO	3.000%	5/1/35	1,185	1,342
	Kalamazoo County MI GO	3.000%	5/1/36	1,210	1,364
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	17,330	19,205
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/41	3,300	4,061
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/45	3,000	3,660
[6]	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	750	817
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	750	838
	Macomb Interceptor Drain Drainage District	5.000%	5/1/42	8,360	10,250
	Michigan (Environmental Program) GO	4.000%	5/1/29	17,425	20,159
	Michigan Finance Authority College & University Revenue	4.000%	9/1/46	6,750	7,890

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority College & University Revenue	4.000%	9/1/50	5,300	6,170
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/45	1,000	1,151
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/50	1,000	1,146
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	4,000	4,645
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,749
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	8,080	9,807
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	13,500	15,621
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	17,355	20,931
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	8,000	9,619
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	3,355	4,027
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,875	2,323
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	14,000	17,776
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,475	4,104
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	500	582
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,801
[9]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	0.870%	12/1/24	7,500	7,604
[9]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.920%	12/1/25	2,500	2,544
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	4,000	4,262
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	6,000	6,823
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/39	13,195	15,017
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	6,000	7,455
	Michigan Finance Authority Lease Revenue	4.000%	11/1/55	5,000	5,856
[1]	Michigan Finance Authority Lease Revenue	4.000%	11/1/55	6,000	7,093
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	5,000	5,662
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	3,670	3,835
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,000	4,689
	Michigan Finance Authority Water Revenue	5.000%	10/1/27	10,070	12,448
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	500	589
[3]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/28	3,000	3,530
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	1,000	1,175
[8]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	2,210	2,499
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	7,500	8,481

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,165	1,316
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/35	1,435	1,875
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	2,245	2,726
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,005	2,391
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	8,000	9,422
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	3,070	3,659
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	1,560	1,716
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	10,545	12,514
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	2,100	2,476
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/45	4,900	5,704
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/47	2,000	2,211
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	1,475	1,762
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	2,300	2,393
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/32	1,000	1,056
	Michigan State University College & University Revenue	5.000%	8/15/27	1,060	1,162
	Michigan State University College & University Revenue	4.000%	2/15/44	5,000	5,869
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.250%	10/15/40	5,500	6,574
	Oakland-Macomb Interceptor Drain Drainage District	4.000%	7/1/31	2,690	3,333
	Rochester Community School District GO	3.000%	5/1/33	1,000	1,125
[12]	Rockford Public Schools GO	5.000%	5/1/44	1,225	1,445
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	8,255	9,188
	Royal Oak MI GO	5.000%	4/1/43	2,600	3,219
[12]	Saginaw City School District GO	4.000%	5/1/44	4,000	4,836
	Southfield MI GO	3.000%	5/1/33	1,000	1,131
	University of Michigan College & University Revenue	5.000%	4/1/34	1,000	1,298
	University of Michigan College & University Revenue	5.000%	4/1/35	3,520	4,561
	University of Michigan College & University Revenue	5.000%	4/1/36	2,500	3,230
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/32	625	841
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/33	990	1,327
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/34	1,000	1,336
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/35	1,250	1,668
[1]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/39	3,000	3,442
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	2,890	3,415
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/42	2,545	3,158

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/45	5,000	5,907
	Wayne State University College & University Revenue	5.000%	11/15/35	1,100	1,300
	Wayne State University College & University Revenue	5.000%	11/15/38	2,220	2,615
[3,6]	Western Michigan University College & University Revenue	5.000%	11/15/38	300	397
[3,6]	Western Michigan University College & University Revenue	5.000%	11/15/39	385	507
[3,6]	Western Michigan University College & University Revenue	5.000%	11/15/40	325	427
[3]	Western Michigan University College & University Revenue	5.000%	11/15/46	2,000	2,599
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/27	3,675	4,476
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/28	3,705	4,501
					504,261
Minnesota (1.1%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	5,769
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/58	6,250	7,547
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	2,200	2,598
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	1,200	1,383
	Hastings Independent School District No. 200 GO	0.000%	2/1/29	3,515	3,161
	Hennepin County MN GO	5.000%	12/15/34	10,675	13,774
	Minneapolis MN GO	3.000%	12/1/34	4,390	4,838
	Minneapolis Special School District No. 1 COP	4.000%	2/1/29	11,120	11,701
	Minneapolis Special School District No. 1 COP	4.000%	2/1/30	11,505	12,095
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/31	3,730	4,197
	Minnesota GO	5.000%	8/1/26	3,000	3,560
	Minnesota GO	5.000%	8/1/27	3,000	3,807
	Minnesota GO	5.000%	10/1/27	2,500	3,188
	Minnesota GO	5.000%	10/1/30	1,640	2,063
	Minnesota GO	5.000%	8/1/36	4,000	5,232
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/34	500	581
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/35	400	464
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/38	3,895	4,736
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/39	2,415	2,929
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	9,825	10,743
	Moorhead Independent School District No. 152 GO	3.000%	2/1/32	2,110	2,341
	Moorhead Independent School District No. 152 GO	3.000%	2/1/33	2,170	2,401
	Moorhead Independent School District No. 152 GO	3.000%	2/1/34	2,245	2,478
	Prior Lake-Savage Independent School District No. 719 GO	0.000%	2/1/29	5,690	5,126
	Rochester MN Electric Utility Electric Power & Light Revenue	5.000%	12/1/42	3,660	4,398
	Rochester MN Electric Utility Electric Power & Light Revenue	5.000%	12/1/47	1,990	2,372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	7,265
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	2,500	3,708
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/31	2,125	2,366
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/32	2,370	2,631
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/33	2,260	2,502
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/34	2,975	3,286
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/35	1,925	2,122
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/36	3,250	3,573
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	6,225
	St. Cloud MN Health, Hospital, Nursing Home Revenue	4.000%	5/1/49	4,000	4,527
[3]	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	3,480	4,036
[3]	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/47	5,000	6,150
	University of Minnesota College & University Revenue	5.000%	4/1/36	1,825	2,173
	Virginia Independent School District No. 706 GO	3.000%	2/1/34	2,790	3,072
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	2,465	2,709
					179,827
Mississippi (0.2%)
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/28	1,980	2,354
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	5,175	6,146
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/46	9,900	11,690
	Mississippi State University Educational Building Corp. College & University Revenue, Prere.	5.250%	8/1/23	2,500	2,756
	University of Southern Mississippi College & University Revenue, Prere.	5.000%	3/1/23	4,490	4,839
	Warren County MS Industrial Revenue	5.375%	12/1/35	4,750	4,824
					32,609
Missouri (1.5%)
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,745	2,045
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,040	3,543
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/43	3,305	3,818
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,577
[3]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/32	4,425	4,933
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,205	6,001

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,145	11,695
Jackson County Reorganized School District No. 7 GO	4.000%	3/1/38	8,000	9,661
Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/29	2,755	3,198
Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/30	6,905	8,018
Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/40	6,750	7,766
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/35	1,570	1,864
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/36	2,500	2,965
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/37	1,315	1,559
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/38	2,500	2,964
Kansas City MO Special Obligation Revenue	5.000%	9/1/39	3,250	3,556
Little Blue Valley Sewer District Revenue	4.000%	9/1/32	3,370	3,974
Little Blue Valley Sewer District Revenue	3.000%	9/1/35	3,705	4,028
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	3,380	3,951
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/31	2,000	2,332
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	6,785	7,802
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/46	3,130	3,712
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/49	5,100	6,475
Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/25	3,215	3,771
Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	1,500	1,589
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	5,000	5,627
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,110	2,359
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/39	5,010	5,622
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,890	2,319
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	5,515	6,270
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,125	2,602
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	3,771
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	5,000	6,094
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	1,250	1,543
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	12,500	15,284
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/49	7,000	7,976
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	20,000	23,440
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	8,125	9,363

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	15,000	17,474
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/51	1,920	2,125
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue, Prere.	5.000%	10/1/22	4,670	4,937
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/44	1,760	2,212
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/49	1,500	1,876
[3]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/49	9,500	11,907
	University of Missouri College & University Revenue	4.000%	11/1/33	5,000	5,565
					251,163
Montana (0.2%)
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	3,540	3,698
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/33	1,685	1,928
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/34	1,510	1,724
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/35	1,050	1,198
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/36	910	1,036
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,650	3,167
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	1,500	1,789
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	9,230	11,252
					25,792
Multiple States (0.1%)
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	3,852	4,468
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.270%	8/2/21	7,855	7,855
					12,323
Nebraska (0.4%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	4,100	5,201
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	2,500	3,587
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	10,000	11,060
[2]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	8,400	9,522
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,250	1,636
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,000	1,210
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	2,000	2,417
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	1,000	1,205
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/45	2,500	2,880

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	1,000	1,301
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	1,000	1,301
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/34	1,500	1,945
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/34	1,500	1,945
	Omaha NE Sewer Revenue	4.000%	4/1/36	425	522
	Omaha NE Sewer Revenue	4.000%	4/1/37	375	459
	Omaha NE Sewer Revenue	4.000%	4/1/38	200	244
	Omaha NE Sewer Revenue	4.000%	4/1/39	125	152
	Omaha NE Sewer Revenue	4.000%	4/1/40	100	121
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	1,010	1,262
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/31	10,800	12,411
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	6,000	6,402
					66,783
Nevada (0.7%)
	Clark County NV GO	4.000%	6/1/32	4,000	4,679
	Clark County NV GO	4.000%	12/1/39	23,100	27,367
[3]	Clark County School District GO	4.000%	6/15/32	11,365	13,270
	Clark County School District GO	3.000%	6/15/37	3,500	3,841
	Clark County School District GO	3.000%	6/15/39	3,575	3,885
	Clark County School District GO	3.000%	6/15/41	3,000	3,241
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	15,000	18,334
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/28	425	523
	Las Vegas NV GO	4.000%	9/1/32	8,860	10,087
	Las Vegas NV GO	4.000%	9/1/33	9,220	10,522
	Las Vegas Valley Water District GO	5.000%	6/1/32	2,870	3,466
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	5,000	5,801
	Nevada System of Higher Education College & University Revenue	4.000%	7/1/47	2,570	2,949
[1]	North Las Vegas NV GO	3.000%	6/1/31	1,845	2,070
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/38	1,325	1,593
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/39	1,000	1,199
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/40	1,275	1,526
					114,353
New Hampshire (0.2%)
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/22	1,375	1,403
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/22	7,955	8,115
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	10,000	11,969
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	500	621
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	605

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,547
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,593
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	1,224
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,045	1,134
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/30	1,000	1,156
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/31	705	812
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/32	1,010	1,161
					31,340
New Jersey (3.9%)
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	5,000	5,350
[1]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/43	2,000	2,309
[1]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/48	2,500	2,870
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/46	1,100	1,330
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	1,300	1,557
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/60	1,125	1,337
	Essex County NJ GO	2.000%	9/1/46	3,900	3,766
	Essex County NJ GO	2.000%	9/1/48	3,900	3,742
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	7,000	8,407
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	3,500	4,185
	Hudson County NJ GO	3.000%	11/15/31	5,000	5,673
	Mahwah Township NJ GO	0.050%	1/15/33	2,250	1,861
[3]	Maple Shade Township School District GO	3.000%	7/15/35	1,425	1,554
	Mercer County NJ GO	0.050%	2/15/31	5,000	4,357
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	3,000	3,224
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	7,500	9,348
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	16,500	21,197
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/28	20,000	21,475
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	1,250	1,372
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	2,000	2,407
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	125	150

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	180	216
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	890	1,066
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	490	585
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	5,000	6,221
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	920	1,088
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	10,000	11,970
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	1,580	1,861
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/31	1,760	2,152
[3]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/32	1,850	2,130
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	6,620	7,830
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,442
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,365	5,665
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/34	350	397
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,080	2,649
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	650	761
	New Jersey GO	5.000%	6/1/26	6,000	7,296
	New Jersey GO	5.000%	6/1/27	5,900	7,393
	New Jersey GO	5.000%	6/1/28	6,200	7,977
	New Jersey GO	5.000%	6/1/29	1,950	2,569
	New Jersey GO	4.000%	6/1/30	6,050	7,520
	New Jersey GO	2.000%	6/1/33	15,000	15,129
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,755	6,964
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,065	3,686
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,600	4,209
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	10,025	11,311
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	3,000	3,661
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	7,335	8,015
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.375%	12/1/29	3,140	3,303
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	4,520	5,039
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	8,500	9,085

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	5,190	4,988
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,225	1,476
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	12,000	11,029
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	2,640	3,161
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	4,340	5,171
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,940	3,487
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,555	3,030
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,000	8,278
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,435	2,905
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	8,925	10,242
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	17,000	14,091
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	3,045	3,844
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	2,620	3,304
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	2,000	1,481
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	2,920	3,676
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	5,305	6,671
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	2,795	3,266
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,835	2,133
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	3,065	3,617
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	3,665	4,247
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,665	3,078
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	3,125	3,600
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/42	2,500	2,870
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/30	1,000	1,268
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/33	3,745	4,733
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/34	2,310	2,914
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	4,120	4,811
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	7,000	8,832

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	2,500	3,097
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	12,000	13,044
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	1,925	2,005
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/39	5,300	5,771
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	5,300	6,180
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	10,050	10,836
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	2,250	2,707
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	1,250	1,575
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,250	1,620
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	3,250	3,899
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	1,750	2,096
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	5,000	5,920
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	2,500	3,184
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	2,750	2,910
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	3,750	4,294
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	4,750	5,595
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	6,794
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	1,250	1,584
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	12,000	14,709
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,000	6,122
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,667
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	17,170	20,271
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,000	11,235
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	5,575	6,747
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	3,420	3,977
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	6,850	8,191
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,995	15,207
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	18,000	20,996
[1]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	1,000	1,178
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,000	2,119
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,000	2,499

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,900	2,369
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	34,385	41,547
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	17,250	20,622
	Toms River Board of Education GO	3.000%	7/15/29	1,500	1,641
	Toms River Board of Education GO	3.000%	7/15/30	1,500	1,628
	Toms River Board of Education GO	3.000%	7/15/31	1,500	1,619
	Toms River Board of Education GO	3.000%	7/15/32	1,500	1,614
					660,933
New Mexico (0.7%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	1,525	1,873
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,650	2,011
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/30	1,500	1,916
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/31	2,505	3,187
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/33	6,705	7,772
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/34	9,860	11,402
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,650	2,135
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	12,010	13,856
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/22	12,025	12,614
[2,14]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	48,065	55,868
					112,634
New York (14.1%)
[3]	Hempstead NY GO	4.000%	4/1/27	6,850	7,751
	Hudson Yards Infrastructure Corp. Miscellaneous Taxes Revenue	5.750%	2/15/47	9,315	9,353
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,025	2,513
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,000	2,645
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	2,000	2,261
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	3,250	3,907
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	17,000	19,163
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	1,935	2,321
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	1,180	1,451
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/29	11,530	14,166
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	18,605	22,815
	Metropolitan Transportation Authority Fuel Sales Tax Revenue, Prere.	5.125%	11/15/21	2,000	2,029
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	5,250	5,569
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,105	1,312
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,759

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,000	1,253
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,000	1,284
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,256
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,500	1,963
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,750	2,117
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,400	1,756
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	6,000	6,785
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,340
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	6,030	6,809
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/31	10,000	11,830
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	2,590	3,417
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	2,000	2,333
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	6,000	6,991
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/37	11,105	12,432
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	140	159
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	5,035	5,476
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	5,000	5,343
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	1,000	1,188
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	1,000	1,186
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	2,000	2,367
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	7,260	9,257
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	3,000	3,514
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	7,025	8,668
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,500	1,907
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	2,480	2,897
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	3,000	3,526
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	480	542
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	7,000	8,167
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	2,500	2,886
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	17,430	21,972

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	3,000	3,537
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	3,000	3,612
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	8,065	8,214
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	4,730	4,906
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	5,435	5,713
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	27,500	31,436
[3,9]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.584%	4/1/24	1,245	1,254
[3,9]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.584%	4/1/24	1,750	1,762
[9]	Metropolitan Transportation Authority Transit Revenue PUT, SOFR + 0.330%	0.364%	4/1/24	3,000	3,002
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,000	5,438
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	11,935	12,981
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/33	20	25
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	3,640	4,308
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	3,486
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	12,925	13,076
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/35	3,500	4,450
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	3,000	3,135
[3]	Nassau County NY GO	5.000%	7/1/32	2,740	3,475
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,750	2,997
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	11/1/43	5,820	6,421
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	5,475	5,775
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	10,000	10,878
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	4,438
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	11/1/53	9,000	9,787
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	805	810
[3]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	625	691
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	3,295	3,596
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	2,500	2,880
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	6,000	6,452

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/24	9,670	9,515
[10]	New York City Industrial Development Agency Recreational Revenue PILOT, ETM	0.000%	3/1/22	4,585	4,579
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	10,500	12,399
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/39	7,830	9,482
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	8,500	9,949
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	5,383
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	5,100	5,335
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	13,000	13,036
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	800	837
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	4,320	5,524
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	5,014
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,010	6,393
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,100	6,495
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	9,550	12,146
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	10,080	10,535
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/37	2,750	2,758
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	10,000	10,609
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	17,055	21,110
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	7,800	10,580
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	2,500	2,677
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	5,000	5,060
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	4,315	5,153
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	15,675	19,851
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	11,560	14,375
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,000	3,726
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	7,000	8,309
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	1,000	1,354
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	10,000	11,045
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	10,000	11,313
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,280	3,939

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	10,195	13,143
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	8,000	9,365
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,735	5,699
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	7,000	9,317
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	9,000	10,022
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	7,080	8,219
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	2,500	3,066
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	25,790	33,231
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,000	3,978
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,060	7,076
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	4,500	5,395
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	1,500	1,851
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	10,000	12,251
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	6,290	7,332
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	12,663
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	4,530	5,420
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	3,455	4,222
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,150	6,604
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	8,000	9,449
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	4,685	5,147
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	10,500	12,795
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	5,000	6,080
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	6,875	8,213
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	5,959
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,000	1,214
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/41	5,020	5,901
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	9,310	9,525
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	10,510	12,273
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	7,000	8,461
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	8,000	8,638

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	10,000	10,797
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	11,500	13,783
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/30	5,010	5,813
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	23,000	26,435
	New York City Water & Sewer System Water Revenue	5.000%	6/15/32	8,000	9,538
	New York City Water & Sewer System Water Revenue	5.000%	6/15/34	3,500	3,649
	New York City Water & Sewer System Water Revenue	5.000%	6/15/34	9,000	9,803
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	5,090	5,762
	New York City Water & Sewer System Water Revenue	5.250%	6/15/37	10,000	12,550
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	20,000	23,311
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	8,100	9,736
	New York City Water & Sewer System Water Revenue	3.500%	6/15/42	15,000	19,070
	New York City Water & Sewer System Water Revenue	5.000%	6/15/45	6,355	6,625
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	5,025	5,846
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	20,080	24,595
	New York City Water & Sewer System Water Revenue	3.500%	6/15/48	5,000	5,688
	New York City Water & Sewer System Water Revenue	4.000%	6/15/48	10,000	11,508
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	4,815	6,205
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	7,320	8,611
	New York City Water & Sewer System Water Revenue	3.000%	6/15/50	5,000	5,431
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	5,000	5,979
	New York City Water & Sewer System Water Revenue	5.000%	6/15/50	3,515	4,514
	New York City Water & Sewer System Water Revenue	3.000%	6/15/51	1,000	1,089
	New York City Water & Sewer System Water Revenue	4.000%	6/15/51	12,000	14,393
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	2,282
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	5,130	6,016
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	6,180	3,276
[5]	New York Counties Tobacco Trust IV Tobacco Settlement Funded Revenue	6.250%	6/1/41	3,665	3,736
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	10,000	10,600
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	10,000	10,461

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/31	3,000	3,040
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/44	7,550	7,644
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.750%	11/15/51	18,500	18,776
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	10,890	15,900
	New York NY GO	5.000%	8/1/24	4,650	5,321
	New York NY GO	4.000%	8/1/32	5,000	5,800
	New York NY GO	5.000%	8/1/32	2,170	2,791
	New York NY GO	5.000%	10/1/32	2,000	2,618
	New York NY GO	5.000%	8/1/33	1,000	1,283
	New York NY GO	5.000%	10/1/33	1,770	2,309
	New York NY GO	5.000%	4/1/34	7,000	8,767
	New York NY GO	5.000%	12/1/34	16,310	19,997
	New York NY GO	3.000%	3/1/35	7,000	7,873
	New York NY GO	5.000%	10/1/35	5,020	6,239
	New York NY GO	5.000%	3/1/36	1,200	1,601
	New York NY GO	4.000%	8/1/36	7,640	8,788
	New York NY GO	5.000%	3/1/37	4,500	5,979
	New York NY GO	5.000%	8/1/37	8,600	10,413
	New York NY GO	4.000%	10/1/37	5,840	7,036
	New York NY GO	5.000%	10/1/37	5,000	6,184
	New York NY GO	4.000%	3/1/38	6,950	8,507
	New York NY GO	5.000%	8/1/38	8,500	11,100
	New York NY GO	5.000%	10/1/38	2,045	2,638
	New York NY GO	5.000%	12/1/38	14,545	17,773
	New York NY GO	4.000%	8/1/39	970	1,174
	New York NY GO	4.000%	3/1/40	2,000	2,437
	New York NY GO	4.000%	8/1/40	12,340	14,738
	New York NY GO	4.000%	8/1/40	1,795	2,168
	New York NY GO	4.000%	8/1/41	2,360	2,843
	New York NY GO	3.500%	4/1/46	5,110	5,599
[4]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	2,000	2,343
	New York NY GO VRDO	0.120%	8/2/21	1,000	1,000
	New York NY GO VRDO	0.120%	8/2/21	1,400	1,400
	New York NY GO, Prere.	5.000%	8/1/21	1,500	1,500
	New York NY GO, Prere.	5.000%	8/1/21	2,500	2,500
	New York NY GO, Prere.	5.000%	10/1/22	5,120	5,414
	New York NY GO, Prere.	5.000%	10/1/22	5,260	5,562
	New York NY GO, Prere.	5.000%	3/1/23	5,000	5,389
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,500	1,847
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	2,236
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	75	90
[6]	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	2,000	2,296
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	10,000	11,861
[6]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	3,000	3,725
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/37	330	394
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	4,000	4,605

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/30	26,330	28,094
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	7,030	7,665
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	9,120	9,359
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	7,410	9,040
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	10,000	10,302
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	6,000	7,376
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	9,995	11,544
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	10,000	12,506
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	9,995	12,296
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	3,000	3,540
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	9,605	11,579
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	10,000	12,155
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	2,250	2,309
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	13,365	16,288
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	7,500	8,387
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	19,995	23,087
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	5,000	5,527
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	5,516
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	5,000	5,497
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/44	20,150	23,237
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	12/15/21	5	5
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	5	6
New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	6
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	5	6
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	10,000	12,421
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	6,030	8,066
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	4,930	6,566
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	1,900	2,321
New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	5,465	5,943
New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	5,065	5,492

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	5,010	6,110
New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/33	3,000	3,654
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	10,000	12,270
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	9,530	12,346
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	14,645	18,905
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	4,225	4,742
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	1,300	1,538
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,805	4,804
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	10,725	13,525
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	6,302
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	22,110	28,305
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	18,000	22,161
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	5,000	6,285
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	5,000	6,324
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	6
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/29	5,860	6,386
New York State Environmental Facilities Corp. Water Revenue	5.000%	5/15/43	5,000	5,396
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/31	6,285	6,486
New York State Thruway Authority Highway Revenue	4.000%	1/1/37	3,095	3,722
New York State Thruway Authority Highway Revenue	4.000%	1/1/39	3,850	4,610
New York State Thruway Authority Highway Revenue	4.000%	1/1/44	1,000	1,188
New York State Thruway Authority Highway Revenue	4.000%	1/1/45	10,000	11,806
New York State Thruway Authority Highway Revenue	4.000%	1/1/50	4,750	5,584
New York State Thruway Authority Highway Revenue	5.250%	1/1/56	10,000	11,855
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	2,500	2,700
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/53	20,000	23,624
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	28,000	32,940
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	5,305	6,378
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	5,835	6,541
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	11,170	12,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	10,000	10,763
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	16,250	19,991
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	2,000	2,641
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	4,000	4,856
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	15,000	19,722
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	11,500	13,927
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	16,000	19,314
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	7,500	8,234
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	18,000	19,672
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	11,000	13,242
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/40	10,090	12,722
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/47	10,000	10,764
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	3,000	3,231
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	10,690	12,692
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	4,050	4,814
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	2,000	2,372
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	5,140	6,222
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/37	5,685	6,905
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/38	7,075	8,574
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/39	4,815	5,822
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/41	1,000	1,202
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	3,000	3,853
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	10,750	12,792
[3]	Suffolk County NY GO	5.000%	5/15/31	4,000	5,417
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	6,725	8,120
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	7,035	8,682
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	8,295	9,914
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	4,500	5,830
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	15,000	17,938
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	7,550	9,178
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	9,330	12,255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Triborough Bridge & Tunnel Authority Transit Revenue PUT	0.414%	2/1/24	260	260
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/36	4,210	5,487
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,500	6,802
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	6,020	7,281
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	14,510	17,596
	Utility Debt Securitization Authority Electric Power & Light Revenue	4.000%	12/15/37	7,500	8,513
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	19,000	22,616
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	12,940	15,045
					2,405,677
North Carolina (1.5%)
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/32	800	1,058
	Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/33	500	618
	Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/34	500	616
	Buncombe County NC Appropriations Revenue	5.000%	6/1/28	1,500	1,758
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/28	1,110	1,333
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/30	1,000	1,195
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/32	1,825	2,183
	Cabarrus County NC Lease (Appropriation) Revenue	4.000%	6/1/34	1,000	1,172
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/41	2,500	3,076
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	3.000%	7/1/46	5,000	5,476
[6]	Charlotte NC COP	3.000%	6/1/36	1,580	1,770
[6]	Charlotte NC COP	3.000%	6/1/37	1,665	1,858
[6]	Charlotte NC COP	3.000%	6/1/38	3,505	3,891
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	5,000	5,830
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/31	1,000	1,380
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	5.000%	3/1/30	2,445	3,109
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/31	2,700	3,236
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/35	810	997
	Moore County NC Appropriations Revenue	3.000%	6/1/38	490	555
	Moore County NC Appropriations Revenue	3.000%	6/1/39	800	903
	Moore County NC Appropriations Revenue	3.000%	6/1/40	625	702
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	4.000%	10/1/27	3,075	3,680
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	2,500	2,878
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	2,575	2,955
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	3,000	3,585
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	4,500	5,205
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	20,150	23,265

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	28,365	31,088
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,100	1,212
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,100	1,295
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,610	1,892
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,155	1,267
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	3,650	3,958
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	2,500	2,734
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	5,210	6,157
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,515	3,854
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,350	1,557
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	3,600	4,370
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.375%	10/1/45	10,000	11,050
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	580	604
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/31	12,060	14,190
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/37	1,250	1,698
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/38	1,250	1,694
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/39	765	1,034
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/40	1,000	1,349
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/41	1,000	1,345
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	8,125	9,363
[3]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/41	10,000	11,669
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	1,000	1,147
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	7,000	8,622
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	5,000	5,714
	Union NC Enterprise System County Water Revenue	3.000%	6/1/43	1,000	1,118
	Union NC Enterprise System County Water Revenue	3.000%	6/1/46	2,750	3,057
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	9,445	10,447
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue	5.000%	2/1/46	5,000	5,959
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/36	1,130	1,318
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/37	1,105	1,286

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/47	5,350	6,565
University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/33	1,750	2,059
Wake County NC Appropriations Revenue	5.000%	9/1/24	2,035	2,335
Wake County NC GO	5.000%	4/1/25	1,850	2,173
Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/30	1,610	1,873
Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/31	1,530	1,779
Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/32	2,000	2,323
				255,439
North Dakota (0.1%)
Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	1,002
Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	4,000	4,619
Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/53	5,000	5,737
West Fargo Public School District No. 6 GO	3.000%	8/1/31	3,280	3,719
West Fargo Public School District No. 6 GO	3.000%	8/1/32	3,380	3,823
				18,900
Ohio (3.9%)
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/46	18,000	21,620
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	2,250	2,648
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,750	4,403
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	7,600	8,893
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	1,300	1,348
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/36	2,560	3,152
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project), Prere.	5.000%	2/15/22	4,000	4,104
Big Walnut Local School District GO	5.000%	12/1/55	6,000	7,346
Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	2,050	2,391
Brunswick City School District GO, Prere.	5.250%	6/1/23	4,000	4,377
Brunswick City School District GO, Prere.	5.250%	6/1/23	8,200	8,973
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,000	1,305
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	950	1,141
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	13,900	14,788
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	17,785	20,807
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	29,310	34,472
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	8,810	10,465
Cleveland Department of Public Utilities Division of Water Revenue, Prere.	4.000%	1/1/24	1,355	1,481
Cleveland Department of Public Utilities Division of Water Revenue, Prere.	4.000%	1/1/24	1,500	1,640

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/33	3,510	3,924
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	3,690	4,120
	Columbus City School District GO	5.000%	12/1/42	8,000	9,627
	Columbus OH GO	4.000%	4/1/30	10,000	11,782
	Cuyahoga Community College District GO	4.000%	12/1/34	3,000	3,444
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	12,500	14,615
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.750%	2/15/47	10,100	11,284
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	2,875	3,390
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	3,000	3,576
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	13,795	15,971
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	5,000	5,948
	Euclid City School District GO	4.750%	1/15/54	2,685	3,076
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,235	2,651
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	11,975	13,854
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	7,800	8,950
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,380	2,921
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	3,000	4,764
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/33	1,850	2,082
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/34	1,000	1,122
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/35	1,000	1,119
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	500	661
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	300	395
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,575	2,067
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,455	1,904
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	800	1,045
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,660	3,466
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,780	3,612
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,890	3,746
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	27,000	32,628
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	8,330	10,451
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	4,705	5,418
	Highland Local School District GO, Prere.	5.250%	6/1/23	3,000	3,283
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	10,115	11,644

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,395	3,434
Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	7,250	8,895
Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/21	1,875	1,901
Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/21	1,155	1,172
Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	935	1,193
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	690	932
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	175	215
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	498
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	370	490
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	225	248
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	205	250
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,830	3,256
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	4,825	5,520
North Royalton City School District GO	4.000%	12/1/32	600	678
Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/36	4,250	5,214
Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/37	6,300	7,702
Ohio Department of Administrative Services COP	5.000%	3/1/28	1,335	1,705
Ohio Department of Administrative Services COP	5.000%	9/1/28	500	646
Ohio Department of Administrative Services COP	5.000%	3/1/29	300	392
Ohio Department of Administrative Services COP	5.000%	9/1/29	500	661
Ohio Department of Administrative Services COP	5.000%	3/1/30	350	468
Ohio GO	5.000%	5/1/26	6,310	7,683
Ohio GO	5.000%	6/15/30	9,070	10,923
Ohio GO	5.000%	2/1/32	10,000	11,947
Ohio GO	5.000%	2/1/34	8,540	10,156
Ohio GO	5.000%	2/1/36	9,885	11,718
Ohio GO	5.000%	9/1/36	12,030	13,426
Ohio GO	5.000%	9/1/37	9,650	10,756
Ohio GO	5.000%	3/1/39	10,000	12,290
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	1,750	1,786
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	14,070	16,573
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	1,500	1,745
Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/50	3,000	3,696
Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	3,000	3,404
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	4,225	4,737
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	11/1/45	1,485	1,785
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	11/1/50	2,500	2,707
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/43	11,050	13,687

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	1,500	1,763
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	15,945	17,598
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/40	1,110	1,473
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/41	750	993
	Ohio State University College & University Revenue	5.000%	6/1/38	7,000	7,563
	Ohio State University College & University Revenue	4.000%	6/1/43	10,000	10,583
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/30	7,570	9,001
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/31	19,600	23,196
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	2,000	2,520
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/29	20,000	25,128
	Ohio Water Development Authority Water Revenue	5.000%	6/1/34	1,350	1,850
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	2,000	2,731
	Union County OH GO	5.000%	12/1/47	2,500	2,996
	University of Cincinnati College & University Revenue	4.000%	6/1/37	1,030	1,232
	Wickliffe City School District GO	3.250%	12/1/56	10,355	11,278
					668,288
Oklahoma (0.6%)
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	2,055	2,364
	Oklahoma City OK GO	4.000%	3/1/31	3,985	4,663
	Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/38	5,500	6,663
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	2,425	2,979
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/52	7,165	8,900
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	11,595	14,368
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/32	1,000	1,240
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/33	650	802
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/34	950	1,168
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/35	590	723
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/36	600	733
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/37	1,500	1,826
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/38	2,065	2,508
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/39	500	606

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oklahoma State University College & University Revenue	4.000%	9/1/36	375	463
Oklahoma State University College & University Revenue	4.000%	9/1/37	785	985
Oklahoma State University College & University Revenue	3.000%	9/1/40	500	561
Oklahoma State University College & University Revenue	3.000%	9/1/41	500	560
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/35	5,000	5,669
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/36	5,105	5,777
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	5,015	6,046
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	8,890	10,221
Oklahoma Water Resources Board Water Revenue	2.000%	4/1/35	1,000	1,049
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/30	12,575	14,653
				95,527
Oregon (1.3%)
Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/33	1,415	1,651
Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/34	1,630	1,898
Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/39	6,000	6,927
Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/43	4,000	4,590
Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/33	1,000	1,123
Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	605	678
Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	1,000	1,120
Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,000	5,812
Deschutes Public Library District GO	4.000%	6/1/33	1,625	2,065
Deschutes Public Library District GO	4.000%	6/1/34	1,500	1,899
Eugene OR Electric Utility System Electric Power & Light Revenue	4.000%	8/1/31	700	810
Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	750	993
Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	1,300	1,531
Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	2,335	2,639
Multnomah County OR School District No. 7 Reynolds GO	5.000%	6/15/26	2,225	2,626
Oregon (OHSU Project) GO	5.000%	8/1/35	2,040	2,527
Oregon (Q State Project) GO	5.000%	5/1/26	1,000	1,219
Oregon (Q State Project) GO	5.000%	5/1/26	1,435	1,749
Oregon (Q State Project) GO	5.000%	5/1/34	8,790	11,421
Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/38	8,000	9,873
Oregon GO	5.000%	5/1/26	1,000	1,219
Oregon GO	5.000%	5/1/31	1,000	1,210
Oregon GO	5.000%	5/1/32	3,010	3,641
Oregon GO	4.000%	8/1/32	3,000	3,541
Oregon GO	5.000%	5/1/33	280	355
Oregon GO	5.000%	6/1/33	390	496

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon GO	5.000%	5/1/34	1,280	1,620
Oregon GO	5.000%	6/1/34	500	634
Oregon GO	5.000%	5/1/35	2,285	3,002
Oregon GO	5.000%	6/1/35	500	633
Oregon GO	5.000%	5/1/36	1,000	1,261
Oregon GO	5.000%	6/1/36	685	866
Oregon GO	5.000%	5/1/37	700	880
Oregon GO	5.000%	6/1/37	1,560	1,967
Oregon GO	5.000%	5/1/38	650	816
Oregon GO	5.000%	5/1/39	5,000	5,973
Oregon State Facilities Authority College & University Revenue (Reed College Project)	4.000%	7/1/41	4,700	5,483
Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	2,000	2,347
Oregon State Lottery Revenue	5.000%	4/1/31	3,670	4,528
Oregon State Lottery Revenue	5.000%	4/1/32	4,000	4,923
Oregon State Lottery Revenue	5.000%	4/1/37	6,185	7,550
Oregon State Lottery Revenue	5.000%	4/1/37	2,500	3,199
Oregon State Lottery Revenue	5.000%	4/1/39	3,000	3,821
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/29	5,020	6,288
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/30	4,760	5,928
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/47	3,050	3,700
Portland OR Sewer System Sewer Revenue	4.500%	5/1/32	9,475	11,137
Portland OR Sewer System Sewer Revenue	3.000%	3/1/37	11,375	12,908
Portland OR Water System Water Revenue	3.000%	5/1/34	7,760	8,981
Portland OR Water System Water Revenue	3.000%	5/1/35	7,995	9,232
Portland OR Water System Water Revenue	3.000%	5/1/36	8,230	9,470
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/43	750	869
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/48	1,000	1,154
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/53	2,500	2,873
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/46	5,000	5,868
Salem-Keizer School District No. 24J GO	5.000%	6/15/37	7,500	9,496
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/33	2,900	3,589
Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/44	8,875	5,068
				219,677
Pennsylvania (5.5%)
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	5,000	5,712
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	10,000	12,162
Allegheny County PA GO	5.000%	11/1/28	5,475	6,738
Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	3,500	4,036

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	2,375	2,768
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	1,250	1,496
[1]	Altoona Area School District GO	5.000%	12/1/39	2,000	2,359
[1]	Altoona Area School District GO	5.000%	12/1/45	1,500	1,755
[1]	Armstrong School District GO	4.000%	3/15/36	1,165	1,397
[1]	Armstrong School District GO	4.000%	3/15/38	1,120	1,337
[1]	Armstrong School District GO	4.000%	3/15/41	1,200	1,423
[1]	Bristol Township School District GO	4.000%	6/1/44	2,635	3,150
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	24,500	25,674
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/46	4,000	4,615
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	3,000	3,434
	Centennial School District Bucks County GO	5.000%	12/15/35	1,125	1,479
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,000	3,190
	Cheltenham Township School District GO	5.000%	3/15/41	15,210	17,459
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,490	1,854
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	1,800	2,101
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	6,000	6,934
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	4,005	4,907
[1]	Coatesville School District GO	0.000%	10/1/38	2,100	1,194
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,750	2,285
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,930	2,392
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	15	19
[3]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,625	3,039
[3]	Commonwealth of Pennsylvania GO	4.000%	8/15/28	15,000	17,271
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	10,000	11,956
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	10,000	11,926
	Conestoga Valley School District GO	3.000%	2/1/34	2,050	2,242
	Conestoga Valley School District GO	3.000%	2/1/36	2,175	2,369
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	9,325	10,908
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	2,000	2,328
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/42	5,000	5,163
	Delaware County Authority College & University Revenue	4.000%	12/1/30	1,930	2,244
	Delaware County Authority College & University Revenue	5.000%	8/1/31	825	964
	Delaware County Authority College & University Revenue	5.000%	8/1/32	920	1,074

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware County Authority College & University Revenue	5.000%	8/1/33	2,625	3,063
	Delaware County Authority College & University Revenue	5.000%	8/1/34	2,000	2,330
	Delaware County Authority College & University Revenue	5.000%	8/1/35	2,160	2,516
	Delaware County Authority College & University Revenue	5.000%	10/1/46	2,770	3,373
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,375	2,853
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	5,000	5,612
[1]	Fairview School District GO	3.000%	9/15/39	1,000	1,103
[1]	Fairview School District GO	3.000%	9/15/40	1,000	1,100
[1]	Fairview School District GO	3.000%	9/15/41	1,000	1,097
[1]	Gateway School District Alleghany County GO	3.000%	10/15/38	1,500	1,678
[1]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,000	1,115
[1]	Gateway School District Alleghany County GO	3.000%	10/15/40	1,400	1,559
[1]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,500	2,754
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	5,600	6,734
	Haverford Township PA GO	3.600%	6/1/43	3,355	3,722
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	8,500	9,924
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,367
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,155	3,912
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	3,100	3,516
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	2,700	3,152
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	3,550	4,122
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	4,000	4,546
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/45	5,000	5,661
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	7.000%	12/1/21	2,390	2,444
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	7.000%	12/1/21	3,000	3,068
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	3,663
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	6,140	6,631
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	5,015	5,429
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	12,000	13,684
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	13,955	15,802

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	3,315	4,391
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,240	2,958
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,000	3,389
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	6,660	7,790
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	1,545	1,869
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	12,000	13,011
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	1,945	2,383
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	5,240	6,363
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/32	2,750	3,196
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/33	1,555	1,803
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/38	4,500	5,124
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,750	2,103
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/41	3,500	4,195
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	2,810	3,465
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	2,000	2,337
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/45	2,000	2,286
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/50	3,500	4,140
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.250%	9/1/50	13,000	14,958
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	3,100	3,201
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	3,000	3,098
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	1,500	1,549
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	1,500	1,549
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,895	3,610
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,155	1,357
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,600	3,113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,185	1,383
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	8,000	9,278
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,110	1,289
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	3,750	4,341
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	13,000	15,274
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	17,780	19,424
	Pennsylvania State University College & University Revenue	5.000%	9/1/27	830	1,017
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,000	1,177
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	3,000	3,533
	Pennsylvania State University College & University Revenue	5.000%	9/1/38	2,005	2,609
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,110	6,354
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	11,325	13,706
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,555	9,109
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,985	2,393
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	4,595	5,527
[3]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	13,000	15,699
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	1,085	1,419
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	11,670	13,348
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,440	3,178
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,050	6,257
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	14,955	18,168
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	3,855	4,731
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	2,740	3,352
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	6,468
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,320	14,640
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	5,045	5,796
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	6,400	7,454
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	16,400	19,309

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	3,629
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	6,000	7,151
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	12,395	14,364
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/45	4,505	5,345
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	8,500	10,187
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	6,500	7,705
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	6,060	7,908
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	1,460	1,713
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	12,600	14,867
[4]	Pennsylvania Turnpike Commission Highway Revenue, 4.500% coupon rate effective 12/1/21	0.000%	12/1/34	4,000	4,597
[4]	Pennsylvania Turnpike Commission Highway Revenue, 4.750% coupon rate effective 12/1/21	0.000%	12/1/37	6,000	6,931
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	825	878
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	175	186
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	9,015	10,099
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	7,255	8,164
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,700	1,995
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/34	5,250	6,743
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,265	1,495
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/45	6,035	6,934
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	1,000	1,166
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,924
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	5,000	5,808
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/47	6,150	6,938
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,115	1,371
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,150	1,410
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	1,700	2,087
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,600	1,960
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	6,025	7,833
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	3,715	4,501
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/45	3,350	3,994
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	7,000	8,404
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	9,395	9,787
[1]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	5,374
	Philadelphia PA GO	5.000%	8/1/29	5,745	6,759

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	9,000	11,909
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	7,000	8,928
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	6,000	7,713
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	2,180	2,772
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	10,500	11,962
[1]	Philadelphia School District GO	5.000%	9/1/25	5,500	6,518
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/35	1,140	1,410
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/38	1,100	1,345
[3,9]	Pittsburgh Water & Sewer Authority Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	0.670%	12/1/23	2,260	2,280
	Radnor Township School District GO	3.000%	8/15/35	1,400	1,564
[3]	Robinson Township Municipal Authority Water Revenue	4.000%	5/15/47	1,300	1,502
[3]	Robinson Township Municipal Authority Water Revenue	4.000%	5/15/50	3,120	3,596
	Spring Township PA GO	3.000%	11/15/33	1,020	1,127
	Spring Township PA GO	3.000%	11/15/34	1,050	1,158
	Spring Township PA GO	3.000%	11/15/35	1,085	1,194
	Spring Township PA GO	3.000%	11/15/36	1,115	1,225
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	10,000	11,620
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	2,645	3,223
[3]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	790	962
[3]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	210	259
[3]	Upper Darby School District GO	4.000%	4/1/45	2,400	2,810
	Upper Merion Area School District County PA GO	3.000%	1/15/40	1,500	1,664
	Upper St. Clair Township School District GO	3.250%	10/1/35	5,000	5,445
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	4,210	4,624
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	3,000	3,295
[1]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	3,355	4,182
	York County PA GO	4.000%	3/1/35	3,000	3,532
					940,381
Puerto Rico (0.7%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	794	765
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	4,814	4,414
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	15,720	13,730
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	745	602
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	61,457	69,843
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	4,865	5,529
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	315	362

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	1,775	2,042
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	2,740	919
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	19,475	22,708
					120,914
Rhode Island (0.2%)
[6]	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/38	700	862
[6]	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/39	860	1,057
[6]	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/40	885	1,085
[6]	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/41	930	1,137
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/50	2,000	2,408
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/40	120	121
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/35	10,000	11,413
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	7,432
					25,515
South Carolina (1.6%)
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/43	5,010	5,446
	Charleston County SC GO	4.000%	11/1/30	5,715	6,851
	Charleston County SC GO	4.000%	11/1/31	6,110	7,323
	Charleston County SC GO	4.000%	11/1/32	6,520	7,805
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/29	2,500	2,869
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/34	725	878
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/30	1,045	1,223
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	1,450	1,688
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,165	1,371
	North Charleston SC Miscellaneous Taxes Revenue	5.000%	10/1/40	7,000	8,456
[2]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	17,690	19,185
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	3,275	3,727
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	2,745	3,119
[10]	Piedmont Municipal Power Agency Miscellaneous Revenue	5.750%	1/1/34	10,000	10,039
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/30	1,500	1,739
	South Carolina GO	5.000%	4/1/34	470	641
	South Carolina GO	5.000%	4/1/34	380	519
	South Carolina GO	5.000%	4/1/35	1,900	2,587
	South Carolina GO	5.000%	4/1/35	270	368
	South Carolina GO	5.000%	4/1/35	890	1,212
	South Carolina GO	5.000%	4/1/35	400	545

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,030	1,293
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	10,000	12,856
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/47	12,600	14,987
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	8,000	9,295
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/38	5,305	6,186
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	1,330	1,591
South Carolina Public Service Authority Electric Power and Light Revenue Electric Power & Light Revenue	4.000%	12/1/42	3,000	3,557
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/31	5,095	5,810
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/39	4,335	4,945
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/46	955	1,089
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	5,295	6,349
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	2,690	3,280
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	10,350	11,423
South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	1,840	2,038
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	12,750	14,714
South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/54	10,000	11,318
South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/55	10,500	12,411
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	12,900	15,447
South Carolina Public Service Authority Water Revenue	5.000%	12/1/26	2,600	2,640
South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	1,115	1,161
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	4,950	5,466
Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	6,323
University of South Carolina College & University Revenue	5.000%	5/1/30	1,870	2,309
University of South Carolina College & University Revenue	5.000%	5/1/31	2,045	2,525
University of South Carolina College & University Revenue	5.000%	5/1/32	2,145	2,643
University of South Carolina College & University Revenue	5.000%	5/1/34	865	1,061
University of South Carolina College & University Revenue	5.000%	5/1/40	9,075	11,034

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/36	3,870	5,162
					266,504
South Dakota (0.2%)
	Lincoln SD College & University Revenue	4.000%	8/1/51	2,775	3,150
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	9,710	11,123
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	3,020	3,542
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	10,045	10,594
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/45	1,000	1,164
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	10,525	12,286
					41,859
Tennessee (1.7%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,520	1,945
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	1,186
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	1,181
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	1,000	1,167
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	2,500	3,134
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	14,005	14,997
	Franklin IN GO	5.000%	3/1/25	1,250	1,463
	Franklin IN GO	5.000%	3/1/25	1,855	2,172
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,530	1,876
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	3,000	3,705
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,605	3,052
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,500	2,894
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	11,315	12,923
[6]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	1,265	1,452

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/51	2,000	2,253
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	6,000	7,167
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	6,094
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	10,000	11,810
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	7,015	8,484
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	12,690	16,336
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	1,695	2,169
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/36	4,075	3,054
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/37	3,175	2,314
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/38	2,725	1,928
	Shelby County TN GO	3.125%	4/1/33	1,465	1,685
	Sullivan County TN GO	5.000%	12/1/26	3,030	3,758
	Sullivan County TN GO	4.000%	5/1/45	1,650	1,887
[2]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	42,715	48,604
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	20,575	24,744
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/22	1,025	1,081
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	9,905	10,596
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	3,735	4,115
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,185	7,086
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,160	2,602
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	19,950	24,145
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	6,600	7,497
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	11,685	15,713
	Tennessee GO, Prere.	5.000%	9/1/24	700	804
	Tennessee GO, Prere.	5.000%	9/1/24	2,500	2,871
	Tennessee GO, Prere.	5.000%	8/1/25	1,345	1,598
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.500%	7/1/37	75	76
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/38	145	147
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,400	5,909
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	7,000	8,373

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington County TN GO	4.000%	6/1/29	3,260	3,802
					291,849
Texas (6.9%)
	Arlington TX GO	5.000%	8/15/26	2,795	3,421
	Arlington TX Independent School District GO	4.000%	2/15/30	2,000	2,245
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/41	6,000	6,739
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/48	7,620	9,269
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/48	15,000	15,862
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/31	1,445	1,781
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	1,440	1,776
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/33	2,045	2,510
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/29	3,315	3,890
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/31	7,140	8,375
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/31	625	773
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/32	1,000	1,162
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	485	561
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/36	785	963
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/37	535	655
	Austin Independent School District GO	5.000%	8/1/26	1,425	1,690
	Austin Independent School District GO	5.000%	8/1/32	5,370	6,930
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	6,740	8,189
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/46	11,065	13,420
	Austin TX GO	5.000%	9/1/32	1,300	1,489
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	3,170	4,016
	Belton Independent School District GO	5.000%	2/15/36	2,500	3,014
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,690	2,007
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	1,200	1,447
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	1,900	2,285
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/45	7,225	8,444
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	6,000	6,907
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	1,875	2,369
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	3,100	3,628
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	8,160	9,481
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	3,000	3,542
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,500	9,089
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	29,985	27,551
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	7,300	8,178
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	7,450	8,395

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/26	555	536
[7]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/28	50	46
	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	3,815	4,009
	Clear Creek Independent School District GO	5.000%	2/15/29	1,075	1,410
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	8,975	10,594
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/46	5,310	6,255
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	5,000	6,280
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/31	5,980	6,643
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	4,520	5,623
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	6,025	7,480
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/37	5,000	5,297
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/38	6,445	6,824
[10]	Dallas TX Miscellaneous Revenue	5.000%	8/15/28	2,125	2,133
	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/50	5,000	5,829
[3]	El Paso County Community College District College & University Revenue	5.000%	4/1/42	5,095	6,008
	El Paso Independent School District GO	4.000%	8/15/33	2,500	2,891
	El Paso TX GO	5.000%	8/15/27	3,625	4,465
	El Paso TX GO	3.000%	8/15/39	1,270	1,414
	El Paso TX GO	4.000%	8/15/39	1,370	1,655
	El Paso TX GO	3.000%	8/15/40	840	932
	El Paso TX GO	4.000%	8/15/40	635	767
	El Paso TX GO	3.000%	8/15/41	905	1,001
	El Paso TX GO	4.000%	8/15/41	655	791
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/30	3,545	4,369
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/31	1,120	1,378
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/35	1,750	2,028
	Friendswood Independent School District GO	4.000%	2/15/32	3,630	4,140
[4]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/35	21,500	25,252
[4]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/36	8,585	10,063
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	12,000	13,334
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	7,500	9,042
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/31	110	138
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/32	105	132
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	1,520	1,864
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	5,000	5,890
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	1,000	1,222
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	1,500	1,839
	Harris County TX GO	5.000%	10/1/26	3,000	3,591
	Harris County TX Highway Revenue	5.000%	8/15/30	665	809

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	2,150	2,442
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,465	1,646
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	2,790	3,133
	Hays County TX GO	4.000%	2/15/31	2,265	2,604
	Hays County TX GO	4.000%	2/15/32	3,135	3,638
	Hays County TX GO	4.000%	2/15/32	3,820	4,387
	Hays County TX GO	4.000%	2/15/33	865	998
	Hays County TX GO	4.000%	2/15/33	3,320	3,831
	Hays County TX GO	5.000%	2/15/42	4,000	4,812
	Houston Community College System GO	5.000%	2/15/35	3,000	3,819
	Houston Community College System GO	4.000%	2/15/36	8,500	10,045
	Houston Community College System GO, Prere.	5.000%	2/15/23	2,920	3,141
	Houston Higher Education Finance Corp. College & University Revenue	4.000%	10/1/51	1,200	1,345
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	3,000	3,134
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/28	3,105	3,507
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	28,600	35,254
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	3,020	3,707
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/37	2,905	3,288
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	2,400	2,707
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	1,385	1,555
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	1,720	2,196
	Houston TX GO	5.000%	3/1/27	13,350	16,065
	Humble Independent School District GO	4.000%	2/15/28	10,290	11,560
	Katy Independent School District GO, Prere.	3.000%	2/15/33	6,815	7,927
	Katy Independent School District GO, Prere.	3.000%	2/15/34	6,995	8,093
	Katy Independent School District GO, Prere.	3.000%	2/15/35	7,185	8,277
	Lake Travis Independent School District GO	4.000%	2/15/33	1,000	1,162
	Lake Travis Independent School District GO	4.000%	2/15/34	1,015	1,177
	Lamar Consolidated Independent School District GO	4.000%	2/15/30	10,000	11,283
	Lamar Consolidated Independent School District GO	4.000%	2/15/31	5,000	5,640
	Lamar Consolidated Independent School District GO	4.000%	2/15/32	6,835	7,697
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	2,030	2,323
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	1,500	1,717
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/44	1,250	1,446
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/49	2,250	2,591
	Liberty Hill Independent School District GO	4.000%	2/1/32	1,915	2,373
	Liberty Hill Independent School District GO	4.000%	2/1/33	2,410	2,975
	Liberty Hill Independent School District GO	4.000%	2/1/34	1,000	1,229
	Liberty Hill Independent School District GO	3.000%	2/1/35	1,500	1,690
	Liberty Hill Independent School District GO	3.000%	2/1/36	5,000	5,611
	Lone Star College System GO	4.000%	2/15/29	1,150	1,289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/33	4,605	6,070
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/34	5,050	6,636
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/36	1,500	1,917
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/36	1,000	1,308
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	1,040	1,325
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	3,000	3,912
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	1,500	1,908
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	2,000	2,602
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	1,500	1,904
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	2,000	2,596
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	1,000	1,267
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	3,000	3,873
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/41	3,920	5,044
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/45	5,000	6,375
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/30	5,080	5,721
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	3,460	3,896
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/40	5,540	6,404
	Lubbock TX GO	4.000%	2/15/30	1,250	1,441
	Mainland College GO	4.000%	8/15/49	10,950	12,983
	Mansfield Independent School District GO, Prere.	5.000%	2/15/25	5,000	5,841
[6]	McKinney Independent School District GO	4.000%	2/15/33	4,155	5,104
[6]	McKinney Independent School District GO	4.000%	2/15/34	5,630	6,890
[6]	McKinney Independent School District GO	4.000%	2/15/35	3,360	4,093
	Missouri City TX GO	4.000%	6/15/32	1,125	1,298
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	1,695	1,921
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/46	1,500	1,765
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	5,040	6,161
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	4,870	5,280
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	6.500%	1/1/48	10,350	10,913
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,650	1,740
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,682
[3]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	3,670	4,474
[3]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	1,000	1,219

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	5,000	5,680
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/32	4,575	5,409
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	7,500	8,858
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	7,500	8,845
North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	10,000	11,469
North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,125	3,583
North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	5,900	6,292
North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	8,500	10,284
North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	6,440	7,932
North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	23,900	28,838
North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	15,610	18,754
North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	2,000	2,008
North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/22	13,675	13,950
North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/22	14,355	14,644
Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	1,000	1,063
Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	4,325	4,599
Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	4,520	4,806
Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	2,250	2,393
Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	1,845	1,962
Pasadena TX GO	4.000%	2/15/32	1,500	1,680
Richardson Independent School District GO	3.000%	2/15/36	1,000	1,132
Richardson Independent School District GO	3.000%	2/15/40	1,000	1,118
Round Rock Independent School District GO	4.000%	8/1/30	3,130	3,568
SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/22	5,620	5,915
SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/23	6,200	6,838
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	1,750	2,321
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	2,000	2,643
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	2,470	3,255
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,000	2,627
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,000	5,999
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/25	1,260	1,467
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, Prere.	5.000%	2/1/23	3,500	3,755
San Antonio TX GO	4.000%	8/1/31	6,305	7,646
San Antonio TX GO	4.000%	8/1/33	8,710	10,559
San Antonio Water System Water Revenue	4.000%	5/15/42	10,625	12,994
San Jacinto Community College District GO	5.000%	2/15/29	3,860	4,628
San Jacinto Community College District GO	5.000%	2/15/30	4,055	4,848
San Jacinto Community College District GO	5.000%	2/15/31	2,250	2,689
San Jacinto Community College District GO	5.000%	2/15/32	2,000	2,388

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,500	5,361
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	12,273
Texas GO	5.000%	8/1/27	2,000	2,373
Texas GO	4.000%	5/15/32	2,250	2,540
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	130	138
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	160	178
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	150	173
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	140	167
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	480	588
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	480	602
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	1,355	1,740
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	1,335	1,749
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	3,230	4,310
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	5,065	6,867
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	940	1,293
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	1,550	1,731
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	6,680	7,746
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,760	3,310
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	1,490	1,840
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	895	1,055
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,000	1,229
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	500	611
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	4,500	5,493
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/32	4,665	6,019
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,720	2,094
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	5,820	7,491
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,000	1,212
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	6,000	7,699
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	1,000	1,209
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	3,560	4,299

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	1,000	1,205
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	1,000	1,205
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	1,201
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	3,165	3,801
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	2,500	2,983
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	3,000	3,569
Texas State University System College & University Revenue, Prere.	5.000%	3/15/23	1,340	1,446
Texas Transportation Commission Highway Revenue	5.000%	8/1/57	5,750	6,776
Texas Water Development Board Water Revenue	5.000%	4/15/29	3,045	3,873
Texas Water Development Board Water Revenue	4.000%	10/15/32	5,045	6,023
Texas Water Development Board Water Revenue	4.000%	10/15/33	12,025	14,605
Texas Water Development Board Water Revenue	4.000%	10/15/34	13,000	15,751
United TX Independent School District GO	5.000%	8/15/28	2,355	2,776
United TX Independent School District GO	5.000%	8/15/29	2,535	2,986
University of Houston College & University Revenue	4.000%	2/15/30	4,610	5,110
University of Houston College & University Revenue	3.000%	2/15/34	10,605	11,948
University of Houston College & University Revenue	4.000%	2/15/37	16,205	18,222
University of North Texas System College & University Revenue	5.000%	4/15/33	3,200	3,708
University of North Texas System College & University Revenue	5.000%	4/15/34	3,000	3,471
University of North Texas System College & University Revenue	5.000%	4/15/36	3,000	3,459
University of Texas System College & University Revenue	2.000%	8/15/36	2,500	2,547
University of Texas System College & University Revenue	5.000%	8/15/49	10,990	17,702
Willis Independent School District GO	4.000%	2/15/29	1,050	1,298
				1,183,398
Utah (0.4%)
Alpine UT School District GO	5.000%	3/15/25	2,305	2,699
Central Utah Water Conservancy District Water Revenue	4.000%	10/1/38	3,100	3,832
Central Utah Water Conservancy District Water Revenue	4.000%	10/1/39	2,190	2,700
Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/38	4,175	5,169
Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/39	4,585	5,662
Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/40	4,770	5,878
Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/42	2,100	2,577
University of Utah College & University Revenue	4.000%	8/1/33	2,145	2,512
University of Utah College & University Revenue	4.000%	8/1/33	1,000	1,171
University of Utah College & University Revenue	4.000%	8/1/34	1,175	1,373
University of Utah College & University Revenue	4.000%	8/1/35	1,000	1,167
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/38	720	859

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/43	1,150	1,361
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/44	625	754
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/48	1,200	1,413
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/49	1,150	1,380
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	19,556
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	6,215	7,044
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/50	6,200	7,873
					74,980
Vermont (0.1%)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/49	10,000	12,577
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	4.000%	11/1/50	10,000	11,614
					24,191
Virginia (1.2%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,000	1,209
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,750	2,111
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,250	1,505
[3]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/41	5,015	5,972
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	5,000	5,960
	Chesterfield County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.125%	1/1/43	1,000	1,008
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/32	1,800	2,065
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/34	1,145	1,310
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/31	3,810	4,387
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	12,876
	Fairfax County VA GO	5.000%	4/1/24	1,025	1,158
	Fairfax County VA GO	5.000%	10/1/35	2,735	3,560
	Fairfax County VA GO, Prere.	4.000%	10/1/23	3,000	3,253
	Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,545	2,957
	Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	10/1/27	1,725	2,186
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/60	19,000	24,406
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.250%	7/1/60	2,000	2,610
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	700	797

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,500	1,701
Lexington IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	695	744
Lexington IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	1,250	1,335
Loudoun County VA GO	3.000%	12/1/31	7,535	8,583
Loudoun County VA GO	4.000%	12/1/32	6,900	7,937
Loudoun County VA GO	4.000%	12/1/33	6,895	7,917
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,640	1,706
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	5,500	6,514
University of Virginia College & University Revenue	5.000%	4/1/45	5,000	5,755
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	2,155	2,601
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	6,315	7,150
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	2,870	3,212
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	3,000	3,324
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/33	5,310	6,045
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	6,187
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	2,720	3,069
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/28	5,500	7,154
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	4,000	4,753
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/31	4,425	5,223
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/32	9,370	11,997
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/38	9,825	12,238
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	1,000	1,197
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	3,750	4,483
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	5,000	5,901
				206,056
Washington (0.8%)
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	13,840	16,690
King County WA Sewer Revenue	4.000%	7/1/30	3,300	3,645
King County WA Sewer Revenue	4.000%	7/1/31	3,320	3,665
Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/39	2,475	2,991
Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/40	1,555	1,876
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/29	10,870	11,386
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/31	3,260	3,715

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/32	3,425	3,901
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/33	4,545	5,156
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/34	3,665	4,166
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/35	3,240	3,669
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	4/1/29	3,825	4,420
	Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	5,000	5,895
	University of Washington College & University Revenue, Prere.	5.000%	7/1/22	2,000	2,090
	Washington GO	5.000%	6/1/33	2,900	3,881
	Washington GO	5.000%	6/1/37	5,110	6,932
	Washington GO	5.000%	6/1/38	10,615	14,364
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	7,500	7,909
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	5,000	5,238
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/45	1,100	1,285
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/50	1,400	1,628
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	11,169	13,184
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	4,000	4,773
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/34	115	148
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/48	2,400	2,637
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/53	2,245	2,461
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/48	4,500	5,191
					142,896
West Virginia (0.4%)
[3]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/41	7,000	8,476
[3]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/46	6,320	7,594
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/34	7,595	8,776
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	2,500	2,861
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/52	2,500	3,048
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	6/1/23	20,000	21,937
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/30	3,075	3,946
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/21	5,985	6,033

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/30	3,000	3,401
					66,072
Wisconsin (1.2%)
	Milwaukee WI GO	3.000%	4/1/32	4,820	5,255
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/38	1,915	2,552
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/39	1,100	1,462
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/40	800	1,061
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/41	1,000	1,323
[3]	Monona Grove WI School District GO	3.000%	5/1/34	2,195	2,489
	Neenah Joint School District GO	3.000%	3/1/31	1,960	2,176
	Neenah Joint School District GO	3.000%	3/1/32	3,735	4,125
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/48	1,530	1,759
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	4,135	4,729
[5]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	3,000	3,446
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	9,620	11,343
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,700	3,161
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	1,125	1,303
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/36	1,250	1,548
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/39	1,500	1,841
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	2,000	2,279
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	2,130	2,427
	Wisconsin GO	5.000%	5/1/31	9,450	11,476
	Wisconsin GO	5.000%	5/1/32	5,950	7,213
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/30	3,260	3,438
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/31	1,000	1,144
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/32	1,080	1,233
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/33	1,385	1,578
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/34	1,570	1,786
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/41	15,000	18,047
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	5,145	6,294
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,380	2,906
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/34	5,630	6,449

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	5,055	5,782
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	1,440	1,706
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,600	1,891
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	15,000	17,282
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,000	5,896
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	5,000	5,738
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	20,690	21,586
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	4,840
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	10,000	11,570
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/48	6,120	7,408
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	4,450
				203,992
Wyoming (0.0%)
Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	35	43
Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	35	43
Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	660	715
				801
Total Tax-Exempt Municipal Bonds (Cost $15,232,625)				16,543,153

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.4%)
Money Market Fund (3.4%)
[16]	Vanguard Municipal Cash Management Fund (Cost $584,812)	0.024%	5,847,682	584,885
Total Investments (100.4%) (Cost $15,817,437)				17,128,038
Other Assets and Liabilities—Net (-0.4%)				(65,074)
Net Assets (100%)				17,062,964
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Step bond.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $200,324,000, representing 1.2% of net assets.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2021.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
14	Securities with a value of $3,334,000 have been segregated as initial margin for open futures contracts.
15	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2021	1,789	222,633	1,004

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2021	(622)	(93,456)	(3,250)
Ultra Long U.S. Treasury Bond	September 2021	(297)	(59,261)	(4,290)
				(7,540)
				(6,536)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	16,543,153	—	16,543,153
Temporary Cash Investments	584,885	—	—	584,885
Total	584,885	16,543,153	—	17,128,038
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,004	—	—	1,004
Liabilities
Futures Contracts[1]	7,540	—	—	7,540
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.